UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust

(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Stephen G. Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	$53,557	177,825
6,119	AMAZON.COM, INC.(b)	1,138,049	8,856,273
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	82,720
1,100	AUTOLIV, INC.(c)	19,410	160,534
300	AUTOZONE, INC.(b)	19,223	194,607
61,556	BEST BUY CO., INC.	2,239,297	4,308,304
1,400	BIG LOTS, INC.	15,477	60,942
1,048	BOOKING HOLDINGS, INC.(b)	805,444	2,180,249
4,400	BORGWARNER, INC.	51,799	221,012
750	BRINKER INTERNATIONAL, INC.	10,084	27,075
631	BURLINGTON STORES, INC.(b)	52,729	84,018
300	CABLE ONE, INC.	113,966	206,133
4,168	CARMAX, INC.(b)	50,984	258,166
17,042	CARNIVAL CORP.	1,133,607	1,117,614
1,377	CARTER’S, INC.	119,865	143,346
4,161	CBS CORP., CLASS B (NON VOTING)	27,109	213,834
3,229	CHARTER COMMUNICATIONS, INC., CLASS A(b)	121,025	1,004,929
100	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	41	490
74,441	COMCAST CORP., CLASS A	1,156,163	2,543,649
4,600	D.R. HORTON, INC.	10,857	201,664
1,826	DARDEN RESTAURANTS, INC.	79,573	155,666
1,500	DICK’S SPORTING GOODS, INC.	24,803	52,575
3,089	DOLLAR GENERAL CORP.	207,226	288,976
7,264	DOLLAR TREE, INC.(b)	104,138	689,354
900	DOMINO’S PIZZA, INC.	90,041	210,204
2,737	ENTERCOM COMMUNICATIONS CORP., CLASS A	3,140	26,412
2,955	EXPEDIA, INC.	207,889	326,262
3,359	FERRARI N.V.(c)	255,443	404,827
700	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	30,751	36,484
3,000	FOOT LOCKER, INC.	40,393	136,620
38,163	FORD MOTOR CO.	164,117	422,846
3,600	GAMESTOP CORP., CLASS A	14,505	45,432
1,833	GAP (THE), INC.	42,086	57,190
7,229	GARMIN LTD.(c)	282,862	426,005
1,183	GCI LIBERTY, INC., CLASS A(b)	7,144	62,533
4,533	GENERAL MOTORS CO.	146,247	164,729
15,000	GENTEX CORP.	106,860	345,300
3,450	GENUINE PARTS CO.	102,424	309,948
1,200	H&R BLOCK, INC.	32,279	30,492
4,700	HANESBRANDS, INC.	67,353	86,574
6,750	HARLEY-DAVIDSON, INC.	39,547	289,440
400	HASBRO, INC.	10,206	33,720
800	HILTON GRAND VACATIONS, INC.(b)	34,176	34,416
20,267	HOME DEPOT (THE), INC.	878,639	3,612,390
305	ILG, INC.	1,053	9,489
1,700	INTERNATIONAL GAME TECHNOLOGY PLC	45,829	45,441
30,359	INTERPUBLIC GROUP OF (THE) COS., INC.	390,610	699,168
18,406	KOHL’S CORP.	603,739	1,205,777
6,190	L BRANDS, INC.	70,745	236,520
4,983	LAS VEGAS SANDS CORP.	158,264	358,278
11,703	LEAR CORP.	1,300,542	2,177,811
2,900	LENNAR CORP., CLASS A	37,613	170,926
58	LENNAR CORP., CLASS B	652	2,766
1,600	LIBERTY BROADBAND CORP., CLASS C(b)	135,837	137,104
14,010	LIBERTY EXPEDIA HOLDINGS, INC., CLASS A(b)	503,609	550,313
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	182,600
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	224,391
68,881	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	1,461,406	1,733,735
1,000	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS A(b)	33,470	29,290
2,300	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	80,654	70,955
980	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	1,653	10,535
1,200	LKQ CORP.(b)	14,970	45,540
2,700	LOWE’S COS., INC.	277,417	236,925
1,300	LULULEMON ATHLETICA, INC.(b)(c)	99,526	115,856
3,800	MACY’S, INC.	47,080	113,012

1	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
10,991	MARRIOTT INTERNATIONAL, INC., CLASS A	$1,149,812	1,494,556
244	MARRIOTT VACATIONS WORLDWIDE CORP.	3,057	32,501
5,000	MATTEL, INC.	80,253	65,750
17,105	MCDONALD’S CORP.	1,222,391	2,674,880
15,865	MELCO RESORTS & ENTERTAINMENT LTD. ADR(c)(d)	331,523	459,768
6,600	MGM RESORTS INTERNATIONAL	54,921	231,132
500	MICHAEL KORS HOLDINGS LTD.(b)(c)	30,710	31,040
600	MOHAWK INDUSTRIES, INC.(b)	26,796	139,332
600	MURPHY USA, INC.(b)	4,392	43,680
2,000	NETFLIX, INC.(b)	17,542	590,700
4,915	NEWELL BRANDS, INC.	52,223	125,234
2,375	NEWS CORP., CLASS A	7,170	37,525
17,800	NIKE, INC., CLASS B	268,854	1,182,632
4,300	NORDSTROM, INC.	45,233	208,163
600	NORWEGIAN CRUISE LINE HOLDINGS LTD.(b)	31,692	31,782
400	NVR, INC.(b)	944,289	1,120,000
19,659	OMNICOM GROUP, INC.	1,360,994	1,428,619
900	O’REILLY AUTOMOTIVE, INC.(b)	27,059	222,642
400	POLARIS INDUSTRIES, INC.	50,284	45,808
370	POOL CORP.	34,226	54,101
27,102	PULTEGROUP, INC.	464,566	799,238
2,464	PVH CORP.	205,689	373,123
1,500	RALPH LAUREN CORP.	31,320	167,700
12,800	ROSS STORES, INC.	207,188	998,144
4,535	ROYAL CARIBBEAN CRUISES LTD.	155,610	533,951
800	SIGNET JEWELERS LTD.	43,944	30,816
33,788	SIRIUS XM HOLDINGS, INC.	180,766	210,837
500	SIX FLAGS ENTERTAINMENT CORP.	33,760	31,130
1,600	SKECHERS U.S.A., INC., CLASS A(b)	59,085	62,224
28,500	STARBUCKS CORP.	182,045	1,649,865
5,000	TAPESTRY, INC.	19,161	263,050
21,576	TARGET CORP.	1,248,167	1,498,022
5,700	TEGNA, INC.	26,227	64,923
1,660	TESLA, INC.(b)	292,795	441,776
4,136	THOR INDUSTRIES, INC.	148,062	476,343
1,400	TIFFANY & CO.	35,210	136,724
15,327	TIME WARNER, INC.	563,502	1,449,628
10,094	TJX (THE) COS., INC.	86,033	823,267
1,466	TOPBUILD CORP.(b)	11,809	112,178
800	TRIBUNE MEDIA CO., CLASS A	33,560	32,408
810	TRIPADVISOR, INC.(b)	13,993	33,121
14,107	TWENTY-FIRST CENTURY FOX, INC., CLASS A	220,305	517,586
753	ULTA BEAUTY, INC.(b)	117,541	153,815
4,100	UNDER ARMOUR, INC., CLASS A(b)	56,370	67,035
906	UNDER ARMOUR, INC., CLASS C(b)	10,146	13,001
9,578	VF CORP.	281,277	709,921
23,493	VIACOM, INC., CLASS B	788,143	729,693
28,667	WALT DISNEY (THE) CO.	647,872	2,879,313
500	WAYFAIR, INC., CLASS A(b)	38,095	33,765
2,100	WHIRLPOOL CORP.	89,510	321,531
4,749	WYNDHAM WORLDWIDE CORP.	402,755	543,428
1,600	WYNN RESORTS LTD.	32,322	291,776
4,416	YUM CHINA HOLDINGS, INC.(c)	9,382	183,264
6,616	YUM! BRANDS, INC.	36,734	563,220
		28,011,698	66,063,872	12.72%
Consumer Staples:
10,600	ALTRIA GROUP, INC.	571,159	660,592
36,088	ARCHER-DANIELS-MIDLAND CO.	1,293,792	1,565,137
7,290	BROWN-FORMAN CORP., CLASS B	57,343	396,576
500	BUNGE LTD.	33,065	36,970
8,000	CHURCH & DWIGHT CO., INC.	100,310	402,880
57,881	COCA-COLA (THE) CO.	869,464	2,513,772
1,380	COLGATE-PALMOLIVE CO.	43,344	98,918
17,524	CONAGRA BRANDS, INC.	543,262	646,285
7,453	CONSTELLATION BRANDS, INC., CLASS A	674,318	1,698,688
7,977	COSTCO WHOLESALE CORP.	262,247	1,503,106
6,400	COTY, INC., CLASS A	125,176	117,120

2	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
23,143	CVS HEALTH CORP.	$1,463,129	1,439,726
7,643	DR. PEPPER SNAPPLE GROUP, INC.	254,571	904,778
700	ENERGIZER HOLDINGS, INC.	33,278	41,706
5,708	ESTEE LAUDER (THE) COS., INC., CLASS A	348,336	854,602
29,616	GENERAL MILLS, INC.	1,180,988	1,334,497
3,300	HERBALIFE LTD.(b)	45,262	321,651
1,642	HERSHEY (THE) CO.	60,568	162,492
4,800	HORMEL FOODS CORP.	43,206	164,736
4,372	INGREDION, INC.	267,511	563,638
1,600	JM SMUCKER (THE) CO.	64,617	198,416
1,550	KIMBERLY-CLARK CORP.	69,760	170,702
5,579	KRAFT HEINZ (THE) CO.	34,550	347,516
26,800	KROGER (THE) CO.	228,089	641,592
633	LAMB WESTON HOLDINGS, INC.	7,452	36,853
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	74,473
1,300	MOLSON COORS BREWING CO., CLASS B	37,841	97,929
21,438	MONDELEZ INTERNATIONAL, INC., CLASS A	145,386	894,608
6,654	MONSTER BEVERAGE CORP.(b)	172,029	380,675
4,924	NU SKIN ENTERPRISES, INC., CLASS A	174,547	362,948
15,709	PEPSICO, INC.	1,060,687	1,714,637
25,865	PHILIP MORRIS INTERNATIONAL, INC.	886,888	2,570,981
2,305	PILGRIM’S PRIDE CORP.(b)	49,839	56,726
6,000	PINNACLE FOODS, INC.	219,854	324,600
700	POST HOLDINGS, INC.(b)	43,421	53,032
64,765	PROCTER & GAMBLE (THE) CO.	3,189,653	5,134,569
26,450	SYSCO CORP.	1,120,141	1,585,942
25,409	TYSON FOODS, INC., CLASS A	1,269,533	1,859,685
19,650	WALGREENS BOOTS ALLIANCE, INC.	224,986	1,286,486
39,386	WALMART, INC.	3,115,511	3,504,172
		20,406,726	36,724,412	7.07%
Energy:
3,546	ANADARKO PETROLEUM CORP.	67,687	214,214
2,479	ANDEAVOR	125,030	249,288
5,348	ANTERO RESOURCES CORP.(b)	102,253	106,158
1,200	BAKER HUGHES A GE CO.	36,468	33,324
32,795	CHEVRON CORP.	1,428,027	3,739,942
500	CIMAREX ENERGY CO.	32,151	46,750
3,600	CNX RESOURCES CORP.(b)	25,763	55,548
1,700	CONCHO RESOURCES, INC.(b)	49,632	255,561
23,044	CONOCOPHILLIPS	383,142	1,366,279
450	CONSOL ENERGY, INC.(b)	5,125	13,036
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	117,900
6,000	DIAMONDBACK ENERGY, INC.(b)	570,297	759,120
9,794	ENBRIDGE, INC.(c)	137,797	308,217
1,300	ENERGEN CORP.(b)	44,343	81,718
600	EOG RESOURCES, INC.	19,976	63,162
4,000	EQT CORP.	132,900	190,040
43,151	EXXON MOBIL CORP.	1,616,092	3,219,496
10,758	HALLIBURTON CO.	164,732	504,981
3,100	HELMERICH & PAYNE, INC.	39,003	206,336
1,800	HESS CORP.	77,007	91,116
13,649	HOLLYFRONTIER CORP.	568,356	666,890
7,312	KINDER MORGAN, INC.	64,699	110,119
6,100	MARATHON OIL CORP.	92,456	98,393
24,928	MARATHON PETROLEUM CORP.	1,513,536	1,822,486
3,000	MURPHY OIL CORP.	39,255	77,520
5,500	NABORS INDUSTRIES LTD.	30,723	38,445
4,722	NATIONAL OILWELL VARCO, INC.	74,438	173,817
1,200	NEWFIELD EXPLORATION CO.(b)	27,012	29,304
3,800	NOBLE ENERGY, INC.	20,499	115,140
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	389,760
2,300	OCEANEERING INTERNATIONAL, INC.	43,181	42,642
2,000	ONEOK, INC.	27,264	113,840
2,600	PATTERSON-UTI ENERGY, INC.	53,630	45,526
30,963	PBF ENERGY, INC., CLASS A	1,045,190	1,049,646
13,372	PHILLIPS 66	156,993	1,282,642
3,930	PIONEER NATURAL RESOURCES CO.	165,650	675,095

3	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
15,236	SCHLUMBERGER LTD.	$336,122	986,988
1,600	SM ENERGY CO.	31,501	28,848
1,000	TARGA RESOURCES CORP.	23,246	44,000
4,900	TRANSOCEAN LTD.(b)(c)	46,629	48,510
80,079	VALERO ENERGY CORP.	4,499,105	7,428,929
1,400	WHITING PETROLEUM CORP.(b)	31,358	47,376
5,200	WPX ENERGY, INC.(b)	50,544	76,856
		14,073,838	27,014,958	5.20%
Financials:
600	AFFILIATED MANAGERS GROUP, INC.	35,023	113,748
26,130	AFLAC, INC.	746,240	1,143,449
500	ALLEGHANY CORP.	140,685	307,220
14,744	ALLSTATE (THE) CORP.	614,216	1,397,731
19,826	ALLY FINANCIAL, INC.	404,611	538,276
10,133	AMERICAN EXPRESS CO.	257,999	945,206
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	549,878
6,100	AMERICAN INTERNATIONAL GROUP, INC.	143,498	331,962
30,304	AMERIPRISE FINANCIAL, INC.	3,000,681	4,483,174
3,021	AON PLC(c)	77,683	423,937
9,443	ARCH CAPITAL GROUP LTD.(b)(c)	443,802	808,226
2,300	ARTHUR J. GALLAGHER & CO.	80,002	158,079
1,700	ASPEN INSURANCE HOLDINGS LTD.(c)	70,107	76,245
4,900	ASSURANT, INC.	218,575	447,909
14,090	ASSURED GUARANTY LTD.(c)	367,190	510,058
1,300	AXIS CAPITAL HOLDINGS LTD.(c)	43,361	74,841
199,030	BANK OF AMERICA CORP.	2,395,806	5,968,910
13,901	BANK OF NEW YORK MELLON (THE) CORP.	390,433	716,319
7,900	BB&T CORP.	173,879	411,116
28,441	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,720,534	5,673,411
210	BLACKROCK, INC.	113,742	113,761
200	BRIGHTHOUSE FINANCIAL, INC.(b)	6,471	10,280
620	CANNAE HOLDINGS, INC.(b)	2,893	11,693
28,065	CAPITAL ONE FINANCIAL CORP.	1,893,675	2,689,188
17,900	CHARLES SCHWAB (THE) CORP.	156,088	934,738
6,250	CHUBB LTD.(c)	587,621	854,813
47,758	CITIGROUP, INC.	2,666,305	3,223,665
865	CME GROUP, INC.	31,878	139,905
1,281	COMERICA, INC.	86,479	122,886
500	CREDIT ACCEPTANCE CORP.(b)	86,421	165,205
17,476	DISCOVER FINANCIAL SERVICES	408,880	1,257,049
10,182	E*TRADE FINANCIAL CORP.(b)	276,402	564,185
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	238,721
127,306	FIFTH THIRD BANCORP	3,282,782	4,041,965
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	165,296
30,500	FIRST HORIZON NATIONAL CORP.	193,065	574,315
21,413	FNF GROUP	775,160	856,948
7,500	FRANKLIN RESOURCES, INC.	151,437	260,100
10,113	GOLDMAN SACHS GROUP (THE), INC.	1,078,328	2,547,060
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	353,670
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,227	190,624
43,648	HUNTINGTON BANCSHARES, INC.	258,761	659,085
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	36,623
2,700	INVESCO LTD.	32,171	86,427
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	526,230
98,958	JPMORGAN CHASE & CO.	4,748,660	10,882,411
7,735	KEYCORP	53,455	151,219
3,752	LEGG MASON, INC.	52,584	152,519
25,805	LEUCADIA NATIONAL CORP.	650,645	586,548
1,100	LINCOLN NATIONAL CORP.	22,715	80,366
1,300	LOEWS CORP.	10,310	64,649
200	MARKEL CORP.(b)	67,789	234,050
5,684	MARSH & MCLENNAN COS., INC.	240,120	469,442
1,300	MERCURY GENERAL CORP.	38,018	59,631
2,200	METLIFE, INC.	52,967	100,958
2,200	MOODY’S CORP.	77,502	354,860
32,796	MORGAN STANLEY	929,518	1,769,672
3,900	MSCI, INC.	124,722	582,933

4	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
5,900	NASDAQ, INC.	$240,309	508,698
5,300	NAVIENT CORP.	28,833	69,536
4,539	PACWEST BANCORP	65,912	224,817
10,514	PNC FINANCIAL SERVICES GROUP (THE), INC.	508,110	1,590,137
1,600	POPULAR, INC.(c)	33,280	66,592
5,628	PRINCIPAL FINANCIAL GROUP, INC.	175,248	342,801
1,200	PROASSURANCE CORP.	65,299	58,260
20,386	PROGRESSIVE (THE) CORP.	496,849	1,242,119
16,945	PRUDENTIAL FINANCIAL, INC.	897,492	1,754,655
4,745	RAYMOND JAMES FINANCIAL, INC.	405,021	424,250
57,811	REGIONS FINANCIAL CORP.	888,393	1,074,128
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	519,134
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	110,808
3,151	ROYAL BANK OF CANADA(c)	75,538	243,541
2,535	S&P GLOBAL, INC.	62,263	484,337
7,500	SEI INVESTMENTS CO.	108,537	561,825
10,100	SLM CORP.(b)	36,679	113,221
1,313	STATE STREET CORP.	105,277	130,945
11,022	SUNTRUST BANKS, INC.	381,251	749,937
19,873	SWISS RE A.G. ADR(c)(d)	430,885	506,463
4,737	SYNCHRONY FINANCIAL	128,601	158,832
4,704	SYNOVUS FINANCIAL CORP.	83,310	234,918
3,549	T. ROWE PRICE GROUP, INC.	106,978	383,186
5,800	TCF FINANCIAL CORP.	51,852	132,298
2,600	TFS FINANCIAL CORP.	25,038	38,194
2,468	TORCHMARK CORP.	145,321	207,732
6,468	TRAVELERS (THE) COS., INC.	490,381	898,146
3,796	UNUM GROUP	128,388	180,728
18,335	US BANCORP	353,553	925,918
1,300	VALIDUS HOLDINGS LTD.(c)	32,791	87,685
18,701	VOYA FINANCIAL, INC.	955,187	944,400
6,106	W.R. BERKLEY CORP.	273,043	443,906
1,800	WASHINGTON FEDERAL, INC.	23,535	62,280
69,827	WELLS FARGO & CO.	860,628	3,659,633
56	WHITE MOUNTAINS INSURANCE GROUP LTD.	36,130	46,061
300	WILLIS TOWERS WATSON PLC(c)	46,047	45,657
3,100	XL GROUP LTD.(c)	108,861	171,306
4,014	ZIONS BANCORPORATION	106,804	211,658
		42,700,327	80,802,127	15.55%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	748,221
12,935	ABBVIE, INC.	238,839	1,224,298
1,500	ACADIA PHARMACEUTICALS, INC.(b)	43,250	33,705
2,363	AETNA, INC.	137,549	399,347
4,120	AGILENT TECHNOLOGIES, INC.	181,587	275,628
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,088	334,380
937	ALIGN TECHNOLOGY, INC.(b)	111,337	235,309
4,459	ALLERGAN PLC	145,720	750,405
4,700	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	50,008	58,045
1,000	ALNYLAM PHARMACEUTICALS, INC.(b)	123,670	119,100
7,200	AMERISOURCEBERGEN CORP.	115,968	620,712
4,420	AMGEN, INC.	564,281	753,522
7,050	ANTHEM, INC.	381,518	1,548,885
8,439	BAXTER INTERNATIONAL, INC.	397,601	548,873
3,365	BECTON DICKINSON AND CO.	357,114	729,195
8,438	BIOGEN, INC.(b)	919,634	2,310,493
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	896,096
18,500	BRISTOL-MYERS SQUIBB CO.	433,437	1,170,125
2,145	BRUKER CORP.	43,219	64,178
1,000	CARDINAL HEALTH, INC.	26,001	62,680
23,415	CELGENE CORP.(b)	1,103,898	2,088,852
16,804	CENTENE CORP.(b)	1,310,222	1,795,843
3,600	CERNER CORP.(b)	40,604	208,800
5,700	CIGNA CORP.	89,680	956,118
4,513	COOPER (THE) COS., INC.	1,098,535	1,032,620
12,160	DANAHER CORP.	263,810	1,190,586
2,850	DAVITA, INC.(b)	21,812	187,929

5	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
5,332	DENTSPLY SIRONA, INC.	$141,306	268,253
1,500	DEXCOM, INC.(b)	87,311	111,240
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	1,329,068
8,244	ELI LILLY & CO.	337,754	637,838
5,300	ENDO INTERNATIONAL PLC(b)(c)	42,041	31,482
3,700	EXELIXIS, INC.(b)	96,482	81,955
36,188	EXPRESS SCRIPTS HOLDING CO.(b)	1,640,662	2,499,867
89,245	GILEAD SCIENCES, INC.	4,808,703	6,728,181
193	HALYARD HEALTH, INC.(b)	3,014	8,893
3,800	HENRY SCHEIN, INC.(b)	86,166	255,398
6,608	HOLOGIC, INC.(b)	92,603	246,875
1,950	HUMANA, INC.	451,026	524,218
5,202	IDEXX LABORATORIES, INC.(b)	413,808	995,611
2,300	ILLUMINA, INC.(b)	98,233	543,766
1,600	INCYTE CORP.(b)	153,324	133,328
7,700	INTERCEPT PHARMACEUTICALS, INC.(b)	492,019	473,704
7,011	INTUITIVE SURGICAL, INC.(b)	2,281,654	2,894,351
700	IONIS PHARMACEUTICALS, INC.(b)	36,610	30,856
1,861	IQVIA HOLDINGS, INC.(b)	112,204	182,583
27,672	JOHNSON & JOHNSON	2,032,010	3,546,167
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	136,194
11,997	MCKESSON CORP.	1,097,684	1,690,017
8,500	MEDTRONIC PLC(c)	708,592	681,870
44,310	MERCK & CO., INC.	1,043,166	2,413,566
1,577	METTLER-TOLEDO INTERNATIONAL, INC.(b)	277,694	906,822
8,483	MYLAN N.V.(b)	341,159	349,245
400	NEUROCRINE BIOSCIENCES, INC.(b)	28,172	33,172
12,800	OPKO HEALTH, INC.(b)	53,838	40,576
1,900	PERRIGO CO. PLC(c)	140,505	158,346
94,484	PFIZER, INC.	1,000,538	3,353,237
6,110	QUEST DIAGNOSTICS, INC.	500,420	612,833
385	REGENERON PHARMACEUTICALS, INC.(b)	136,381	132,579
4,791	RESMED, INC.	129,046	471,770
200	STRYKER CORP.	772	32,184
1,300	TELEFLEX, INC.	66,613	331,474
6,998	THERMO FISHER SCIENTIFIC, INC.	196,316	1,444,807
1,551	UNITED THERAPEUTICS CORP.(b)	186,662	174,270
23,801	UNITEDHEALTH GROUP, INC.	1,408,686	5,093,414
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	241,083
1,880	VAREX IMAGING CORP.(b)	19,829	67,266
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	637,657
1,445	VEEVA SYSTEMS, INC., CLASS A(b)	55,063	105,514
900	VERTEX PHARMACEUTICALS, INC.(b)	22,442	146,682
2,600	WATERS CORP.(b)	60,997	516,490
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	469,308
600	ZOETIS, INC.	43,236	50,106
		30,378,174	62,158,061	11.97%
Industrials:
8,665	3M CO.	811,139	1,902,141
3,264	A.O. SMITH CORP.	124,751	207,558
923	ACCO BRANDS CORP.	3,137	11,584
1,020	AECOM(b)	28,495	36,343
4,642	AGCO CORP.	225,963	301,034
900	AIR LEASE CORP.	17,685	38,358
1,533	ALLEGION PLC(c)	40,913	130,750
400	AMERCO	120,202	138,040
5,175	AMETEK, INC.	73,221	393,145
18,902	BOEING (THE) CO.	1,983,490	6,197,588
5,205	BWX TECHNOLOGIES, INC.	145,980	330,674
2,996	CARLISLE COS., INC.	114,358	312,812
10,504	CATERPILLAR, INC.	272,491	1,548,079
3,200	CINTAS CORP.	258,101	545,856
6,001	CRANE CO.	207,659	556,533
3,724	CSX CORP.	136,592	207,464
4,901	CUMMINS, INC.	481,125	794,403
7,300	DEERE & CO.	199,160	1,133,836
19,039	DELTA AIR LINES, INC.	433,456	1,043,528

6	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,708	DONALDSON CO., INC.	$98,637	121,995
1,525	DOVER CORP.	40,758	149,785
1,987	DUN & BRADSTREET (THE) CORP.	49,383	232,479
16,254	EATON CORP. PLC	561,267	1,298,857
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	144,324
8,601	FEDEX CORP.	478,914	2,065,186
1,950	FLUOR CORP.	26,013	111,579
4,309	FORTIVE CORP.	75,391	334,034
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	253,227
1,400	GATX CORP.	24,276	95,886
4,267	GENERAL DYNAMICS CORP.	691,675	942,580
81,700	GENERAL ELECTRIC CO.	1,225,967	1,101,316
10,443	HARRIS CORP.	904,184	1,684,247
700	HEICO CORP.	61,334	60,767
1,725	HEICO CORP., CLASS A	109,379	122,389
360	HERC HOLDINGS, INC.(b)	5,808	23,382
9,188	HONEYWELL INTERNATIONAL, INC.	277,615	1,327,758
2,130	HUBBELL, INC.	141,005	259,391
985	HUNTINGTON INGALLS INDUSTRIES, INC.	75,880	253,894
20,636	IDEX CORP.	2,293,952	2,940,836
4,824	ILLINOIS TOOL WORKS, INC.	155,812	755,728
10,505	INGERSOLL-RAND PLC	631,190	898,283
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	86,832
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	246,015
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	268,285
859	JOHNSON CONTROLS INTERNATIONAL PLC	16,341	30,271
2,900	KANSAS CITY SOUTHERN	46,328	318,565
850	KLX, INC.(b)	13,147	60,401
1,596	L3 TECHNOLOGIES, INC.	122,430	331,968
600	LENNOX INTERNATIONAL, INC.	17,874	122,622
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	125,930
2,484	LOCKHEED MARTIN CORP.	486,437	839,418
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	34,152
14,173	MANPOWERGROUP, INC.	1,451,755	1,631,312
25,346	MASCO CORP.	430,620	1,024,992
1,724	NORDSON CORP.	171,931	235,050
5,602	NORFOLK SOUTHERN CORP.	198,534	760,640
5,973	NORTHROP GRUMMAN CORP.	516,333	2,085,294
2,180	NOW, INC.(b)	21,218	22,280
5,905	OLD DOMINION FREIGHT LINE, INC.	843,248	867,858
1,000	ORBITAL ATK, INC.	132,210	132,610
6,476	OSHKOSH CORP.	222,024	500,401
6,784	OWENS CORNING	282,404	545,434
9,067	PACCAR, INC.	128,927	599,963
4,628	PARKER-HANNIFIN CORP.	350,966	791,527
2,519	PENTAIR PLC(c)	73,408	171,619
4,100	QUANTA SERVICES, INC.(b)	52,132	140,835
3,398	RAYTHEON CO.	201,776	733,356
5,049	REPUBLIC SERVICES, INC.	241,005	334,395
6,221	ROCKWELL AUTOMATION, INC.	179,002	1,083,698
1,841	ROCKWELL COLLINS, INC.	46,427	248,259
1,720	ROLLINS, INC.	67,194	87,772
700	ROPER TECHNOLOGIES, INC.	94,318	196,483
2,300	SNAP-ON, INC.	230,888	339,342
26,764	SOUTHWEST AIRLINES CO.	675,089	1,533,042
9,681	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	543,723	810,300
6,924	STANLEY BLACK & DECKER, INC.	533,158	1,060,757
1,200	STERICYCLE, INC.(b)	50,064	70,236
5,162	TIMKEN (THE) CO.	171,352	235,387
7,788	TORO (THE) CO.	457,493	486,361
100	TRANSDIGM GROUP, INC.	27,449	30,694
13,852	TRINITY INDUSTRIES, INC.	380,151	451,991
15,000	UNION PACIFIC CORP.	216,086	2,016,450
12,035	UNITED CONTINENTAL HOLDINGS, INC.(b)	491,427	836,071
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	370,496
3,799	UNITED RENTALS, INC.(b)	315,894	656,201
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,339,983

7	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
4,240	USG CORP.(b)	$69,283	171,381
1,144	VALMONT INDUSTRIES, INC.	146,411	167,367
180	VERITIV CORP.(b)	1,653	7,056
4,011	W.W. GRAINGER, INC.	534,167	1,132,185
1,066	WABCO HOLDINGS, INC.(b)	16,369	142,705
1,200	WABTEC CORP.	21,945	97,680
975	WASTE CONNECTIONS, INC.	42,575	69,946
8,650	WASTE MANAGEMENT, INC.	135,675	727,638
4,800	WELBILT, INC.(b)	37,515	93,360
1,415	XPO LOGISTICS, INC.(b)	78,936	144,061
4,296	XYLEM, INC.	230,822	330,448
		26,285,585	58,987,024	11.35%
Information Technology:
4,949	ACCENTURE PLC, CLASS A(c)	304,426	759,671
25,710	ACTIVISION BLIZZARD, INC.	694,834	1,734,397
10,827	ADOBE SYSTEMS, INC.(b)	697,111	2,339,498
10,200	ADVANCED MICRO DEVICES, INC.(b)	103,382	102,510
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	234,234
1,600	ALLIANCE DATA SYSTEMS CORP.	75,650	340,576
6,627	ALPHABET, INC., CLASS A(b)	2,935,384	6,873,127
4,778	ALPHABET, INC., CLASS C(b)	1,903,715	4,929,893
6,500	AMDOCS LTD.	356,760	433,680
8,600	ANALOG DEVICES, INC.	120,368	783,718
7,815	ANSYS, INC.(b)	840,376	1,224,532
98,313	APPLE, INC.	5,340,999	16,494,955
28,378	APPLIED MATERIALS, INC.	706,717	1,578,101
409	ARISTA NETWORKS, INC.(b)	48,993	104,418
1,300	ARRIS INTERNATIONAL PLC(b)	33,487	34,541
4,877	ARROW ELECTRONICS, INC.(b)	267,343	375,627
1,686	AUTODESK, INC.(b)	32,709	211,728
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	767,806
7,371	BLACK KNIGHT, INC.(b)	272,636	347,174
9,100	BOOZ ALLEN HAMILTON HOLDING CORP.	273,897	352,352
4,332	BROADCOM LTD.	235,609	1,020,836
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	374,372
83,393	CADENCE DESIGN SYSTEMS, INC.(b)	2,614,292	3,066,361
1,900	CARS.COM, INC.(b)	14,708	53,827
400	CAVIUM, INC.(b)	34,196	31,752
5,913	CDK GLOBAL, INC.	295,331	374,529
6,100	CDW CORP.	214,484	428,891
89,442	CISCO SYSTEMS, INC.	135,266	3,836,167
4,234	CITRIX SYSTEMS, INC.(b)	38,115	392,915
1,436	COGNEX CORP.	38,165	74,658
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	95,624	1,014,300
300	COHERENT, INC.(b)	85,683	56,220
297	COMMERCEHUB, INC., CLASS A(b)	505	6,682
594	COMMERCEHUB, INC., CLASS C(b)	1,003	13,359
3,700	CONDUENT, INC.(b)	59,585	68,968
8,308	CORELOGIC, INC.(b)	139,352	375,771
64,031	CORNING, INC.	1,357,683	1,785,184
2,100	CSRA, INC.	60,748	86,583
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	45,792
1,424	DELL TECHNOLOGIES, INC., CLASS V(b)	41,143	104,251
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	127,120
6,667	DXC TECHNOLOGY CO.	274,617	670,234
36,464	EBAY, INC.(b)	953,263	1,467,311
1,640	ECHOSTAR CORP., CLASS A(b)	25,986	86,543
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,365,890
300	EURONET WORLDWIDE, INC.(b)	25,458	23,676
1,300	F5 NETWORKS, INC.(b)	30,063	187,993
25,600	FACEBOOK, INC., CLASS A(b)	1,011,698	4,090,624
15,019	FIDELITY NATIONAL INFORMATION SERVICES, INC.	752,823	1,446,330
2,200	FIREEYE, INC.(b)	32,268	37,246
9,784	FISERV, INC.(b)	172,685	697,697
1,200	FLEETCOR TECHNOLOGIES, INC.(b)	222,127	243,000
5,300	FLIR SYSTEMS, INC.	266,227	265,053
1,000	GENPACT LTD.	32,650	31,990

8	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
3,800	GLOBAL PAYMENTS, INC.	$113,707	423,776
800	GODADDY, INC., CLASS A(b)	39,006	49,136
20,700	HEWLETT PACKARD ENTERPRISE CO.	129,133	363,078
16,210	HP, INC.	276,200	355,323
1,972	IAC/INTERACTIVECORP(b)	156,820	308,381
94,663	INTEL CORP.	645,759	4,930,049
21,685	INTERNATIONAL BUSINESS MACHINES CORP.	3,132,483	3,327,130
7,490	INTUIT, INC.	447,549	1,298,391
2,247	IPG PHOTONICS CORP.(b)	183,260	524,405
8,615	JACK HENRY & ASSOCIATES, INC.	908,842	1,041,984
25,435	JUNIPER NETWORKS, INC.	717,733	618,834
21,908	LAM RESEARCH CORP.	2,964,850	4,450,829
1,441	LEIDOS HOLDINGS, INC.	46,816	94,241
727	LOGMEIN, INC.	9,735	84,005
3,700	MARVELL TECHNOLOGY GROUP LTD.(c)	18,704	77,700
17,941	MASTERCARD, INC., CLASS A	329,397	3,142,546
1,100	MATCH GROUP, INC.(b)	33,561	48,884
2,581	MICRO FOCUS INTERNATIONAL PLC ADR(c)(d)	76,191	36,237
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	383,712
52,566	MICRON TECHNOLOGY, INC.(b)	1,434,999	2,740,791
122,658	MICROSOFT CORP.	2,465,471	11,194,996
14,735	MOTOROLA SOLUTIONS, INC.	1,341,656	1,551,595
600	NATIONAL INSTRUMENTS CORP.	30,144	30,342
11,141	NETAPP, INC.	469,678	687,288
13,833	NVIDIA CORP.	1,018,264	3,203,584
19,581	ON SEMICONDUCTOR CORP.(b)	294,919	478,951
37,262	ORACLE CORP.	19,670	1,704,736
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	508,256
2,566	PAYCHEX, INC.	33,551	158,040
7,200	PAYPAL HOLDINGS, INC.(b)	94,398	546,264
2,400	PTC, INC.(b)	82,674	187,224
500	QORVO, INC.(b)	33,530	35,225
18,400	QUALCOMM, INC.	647,282	1,019,544
5,774	RED HAT, INC.(b)	299,563	863,271
3,100	SABRE CORP.	62,820	66,495
7,600	SALESFORCE.COM, INC.(b)	86,711	883,880
41,691	SEAGATE TECHNOLOGY PLC	1,433,306	2,439,757
2,100	SERVICENOW, INC.(b)	273,110	347,445
500	SPLUNK, INC.(b)	40,835	49,195
3,000	SQUARE, INC., CLASS A(b)	111,050	147,600
7,192	SS&C TECHNOLOGIES HOLDINGS, INC.	372,233	385,779
14,419	SYMANTEC CORP.	71,242	372,731
15,938	SYNOPSYS, INC.(b)	971,374	1,326,679
500	TABLEAU SOFTWARE, INC., CLASS A(b)	35,535	40,410
200	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	22,066	19,556
13,845	TERADYNE, INC.	281,983	632,855
34,792	TEXAS INSTRUMENTS, INC.	1,599,634	3,614,541
29,650	TOTAL SYSTEM SERVICES, INC.	2,270,163	2,557,609
7,720	TRIMBLE, INC.(b)	113,413	276,994
8,700	TWITTER, INC.(b)	197,336	252,387
100	TYLER TECHNOLOGIES, INC.(b)	18,187	21,096
9,845	VERISIGN, INC.(b)	1,020,524	1,167,223
787	VERSUM MATERIALS, INC.	4,722	29,615
23,200	VISA, INC., CLASS A	395,709	2,775,184
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	145,080
10,485	VMWARE, INC., CLASS A(b)	1,097,007	1,271,516
16,415	WESTERN DIGITAL CORP.	1,020,299	1,514,612
79,755	WESTERN UNION (THE) CO.	1,526,961	1,533,689
300	WEX, INC.(b)	41,025	46,986
2,000	WORLDPAY, INC., CLASS A(b)	149,775	164,480
12,113	XILINX, INC.	407,461	875,043
800	YELP, INC.(b)	26,800	33,400
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	55,676
2,200	ZILLOW GROUP, INC., CLASS C(b)	86,639	118,360
		57,592,218	133,609,284	25.72%
Materials:
367	ADVANSIX, INC.(b)	1,587	12,764

9	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
1,575	AIR PRODUCTS & CHEMICALS, INC.	$57,863	250,472
1,300	ALBEMARLE CORP.	29,152	120,562
1,600	ARDAGH GROUP S.A.(c)	32,397	29,888
1,600	ASHLAND GLOBAL HOLDINGS, INC.	23,171	111,664
3,165	AVERY DENNISON CORP.	207,899	336,281
2,700	BEMIS CO., INC.	60,200	117,504
2,279	BERRY GLOBAL GROUP, INC.(b)	94,191	124,912
10,424	CELANESE CORP., CLASS A	886,841	1,044,589
2,900	CF INDUSTRIES HOLDINGS, INC.	118,977	109,417
4,267	CHEMOURS (THE) CO.	186,210	207,846
1,800	CROWN HOLDINGS, INC.(b)	57,831	91,350
29,193	DOWDUPONT, INC.	815,663	1,859,886
4,110	EASTMAN CHEMICAL CO.	173,274	433,934
3,891	ECOLAB, INC.	133,579	533,339
15,800	FREEPORT-MCMORAN, INC.(b)	103,648	277,606
538	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	11,574	73,658
13,424	INTERNATIONAL PAPER CO.	335,084	717,244
39,707	LYONDELLBASELL INDUSTRIES N.V., CLASS A	3,703,425	4,196,236
700	MARTIN MARIETTA MATERIALS, INC.	27,965	145,110
5,955	MONSANTO CO.	269,153	694,889
3,200	MOSAIC (THE) CO.	54,200	77,696
7,400	NEWMONT MINING CORP.	136,530	289,118
5,844	NUCOR CORP.	99,313	357,010
3,000	OLIN CORP.	100,503	91,170
9,110	OWENS-ILLINOIS, INC.(b)	169,939	197,323
7,343	PACKAGING CORP. OF AMERICA	569,796	827,556
4,400	PLATFORM SPECIALTY PRODUCTS CORP.(b)	42,294	42,372
7,972	PPG INDUSTRIES, INC.	180,558	889,675
4,150	PRAXAIR, INC.	119,435	598,845
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	568,028
800	ROYAL GOLD, INC.	34,486	68,696
6,200	RPM INTERNATIONAL, INC.	65,987	295,554
500	SCOTTS MIRACLE-GRO (THE) CO.	51,425	42,875
1,400	SEALED AIR CORP.	24,528	59,906
1,385	SHERWIN-WILLIAMS (THE) CO.	62,296	543,086
3,600	SONOCO PRODUCTS CO.	74,519	174,600
3,234	SOUTHERN COPPER CORP.(c)	38,445	175,218
62,365	STEEL DYNAMICS, INC.	1,840,969	2,757,780
9,400	TAHOE RESOURCES, INC.	41,616	44,086
4,392	VALVOLINE, INC.	24,184	97,195
2,100	VULCAN MATERIALS CO.	63,441	239,757
2,242	WESTROCK CO.	24,357	143,869
		11,474,434	20,070,566	3.86%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	102,714	262,269
2,900	AMERICAN HOMES 4 RENT, CLASS A	63,758	58,232
4,478	AMERICAN TOWER CORP.	405,714	650,833
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	147,841
3,388	AVALONBAY COMMUNITIES, INC.	497,879	557,191
4,913	BOSTON PROPERTIES, INC.	360,590	605,380
2,600	BRANDYWINE REALTY TRUST	28,512	41,288
900	CAMDEN PROPERTY TRUST	24,065	75,762
1,545	CORECIVIC, INC.	22,038	30,158
11,000	CORPORATE OFFICE PROPERTIES TRUST	293,312	284,130
6,173	CROWN CASTLE INTERNATIONAL CORP.	368,764	676,623
2,300	CUBESMART	67,717	64,860
600	CYRUSONE, INC.	35,748	30,726
4,000	DDR CORP.	31,865	29,320
1,501	DIGITAL REALTY TRUST, INC.	146,140	158,175
5,200	DOUGLAS EMMETT, INC.	49,559	191,152
1,700	DUKE REALTY CORP.	28,435	45,016
845	EQUINIX, INC.	65,492	353,328
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,751	70,216
10,351	EQUITY RESIDENTIAL	517,129	637,829
1,177	ESSEX PROPERTY TRUST, INC.	189,557	283,280
1,500	EXTRA SPACE STORAGE, INC.	130,992	131,040
900	FEDERAL REALTY INVESTMENT TRUST	48,326	104,499

10	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
1,046	FOUR CORNERS PROPERTY TRUST, INC.	$8,864	24,152
10,635	GGP, INC.	233,669	217,592
7,000	HCP, INC.	75,334	162,610
1,800	HOSPITALITY PROPERTIES TRUST	21,700	45,612
16,830	HOST HOTELS & RESORTS, INC.	184,575	313,711
678	HOWARD HUGHES (THE) CORP.(b)	20,502	94,330
2,700	HUDSON PACIFIC PROPERTIES, INC.	92,061	87,831
3,600	INVITATION HOMES, INC.	85,559	82,188
400	JBG SMITH PROPERTIES	6,941	13,484
700	JONES LANG LASALLE, INC.	39,951	122,248
8,201	KIMCO REALTY CORP.	92,756	118,094
4,200	LAMAR ADVERTISING CO., CLASS A	51,133	267,372
1,100	LIBERTY PROPERTY TRUST	23,353	43,703
600	LIFE STORAGE, INC.	47,763	50,112
5,123	MACERICH (THE) CO.	119,436	286,990
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	164,232
11,400	PARAMOUNT GROUP, INC.	180,524	162,336
13,913	PROLOGIS, INC.	507,194	876,380
3,191	PUBLIC STORAGE	509,443	639,445
6,972	RAYONIER, INC.	74,591	245,275
4,317	REALTY INCOME CORP.	145,294	223,318
3,900	REGENCY CENTERS CORP.	85,344	230,022
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	83,048	114,268
2,100	SBA COMMUNICATIONS CORP.(b)	214,169	358,932
3,300	SENIOR HOUSING PROPERTIES TRUST	48,067	51,678
5,767	SIMON PROPERTY GROUP, INC.	626,010	890,136
1,900	SL GREEN REALTY CORP.	58,203	183,977
6,000	SPIRIT REALTY CAPITAL, INC.	50,795	46,560
2,500	STORE CAPITAL CORP.	64,865	62,050
1,000	SUN COMMUNITIES, INC.	74,687	91,370
2,100	TAUBMAN CENTERS, INC.	56,230	119,511
4,100	UDR, INC.	65,319	146,042
1,300	URBAN EDGE PROPERTIES	18,730	27,755
7,107	VENTAS, INC.	380,264	352,010
800	VORNADO REALTY TRUST	29,237	53,840
1,715	WASHINGTON PRIME GROUP, INC.	8,005	11,439
2,100	WEINGARTEN REALTY INVESTORS	29,916	58,968
7,427	WELLTOWER, INC.	465,901	404,252
8,293	WEYERHAEUSER CO.	185,937	290,255
		8,742,546	13,223,228	2.55%
Telecommunication Services:
65,712	AT&T, INC.	1,145,797	2,342,633
7,314	CENTURYLINK, INC.	115,551	120,169
9,607	NIPPON TELEGRAPH & TELEPHONE CORP. ADR(c)(d)	418,698	447,206
9,840	SPRINT CORP.(b)	21,187	48,019
1,900	TELEPHONE & DATA SYSTEMS, INC.	50,350	53,257
11,912	TELSTRA CORP. LTD. ADR(c)(d)	190,123	143,659
20,759	T-MOBILE US, INC.(b)	1,021,915	1,267,129
51,083	VERIZON COMMUNICATIONS, INC.	2,028,534	2,442,789
900	ZAYO GROUP HOLDINGS, INC.(b)	31,068	30,744
		5,023,223	6,895,605	1.33%
Utilities:
3,000	AES CORP.	32,870	34,110
2,000	ALLIANT ENERGY CORP.	24,835	81,720
1,600	AMEREN CORP.	40,872	90,608
2,100	AMERICAN ELECTRIC POWER CO., INC.	64,051	144,039
1,735	AQUA AMERICA, INC.	22,973	59,094
13,200	AVANGRID, INC.	502,113	674,784
5,800	CENTERPOINT ENERGY, INC.	66,308	158,920
13,300	CMS ENERGY CORP.	259,708	602,357
11,160	CONSOLIDATED EDISON, INC.	797,643	869,810
8,862	DOMINION ENERGY, INC.	284,452	597,565
2,800	DTE ENERGY CO.	132,386	292,320
7,651	DUKE ENERGY CORP.	257,468	592,723
8,525	EDISON INTERNATIONAL	182,117	542,701
3,164	ENTERGY CORP.	68,368	249,260
4,961	EVERSOURCE ENERGY	125,492	292,302

11	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
47,059	EXELON CORP.	$1,787,258	1,835,772
5,500	FIRSTENERGY CORP.	176,692	187,055
2,800	GREAT PLAINS ENERGY, INC.	43,498	89,012
900	NATIONAL FUEL GAS CO.	20,790	46,305
4,400	NEXTERA ENERGY, INC.	204,691	718,652
6,900	NISOURCE, INC.	43,973	164,979
1,200	NRG ENERGY, INC.	33,227	36,636
4,800	OGE ENERGY CORP.	43,344	157,296
500	ONE GAS, INC.	3,925	33,010
5,900	PG&E CORP.	79,340	259,187
2,400	PINNACLE WEST CAPITAL CORP.	71,637	191,520
700	PPL CORP.	10,384	19,803
1,400	PUBLIC SERVICE ENTERPRISE GROUP, INC.	61,948	70,336
5,100	SCANA CORP.	179,373	191,505
3,200	SEMPRA ENERGY	174,758	355,904
8,600	SOUTHERN (THE) CO.	176,010	384,076
5,426	UGI CORP.	80,112	241,023
15,824	VECTREN CORP.	958,171	1,011,470
6,420	WEC ENERGY GROUP, INC.	137,909	402,534
1,300	WESTAR ENERGY, INC.	23,927	68,367
5,793	XCEL ENERGY, INC.	79,584	263,466
		7,252,207	12,010,221	2.31%
	Sub-total Common Stocks:	251,940,976	517,559,358	99.63%
Rights:
Consumer Staples:

1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)(e)	78	51
		78	51	0.00%
	Sub-total Rights:	78	51	0.00%
Short-Term Investments:

2,665,054	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.46%(f)	2,665,054	2,665,054
	Sub-total Short-Term Investments:	2,665,054	2,665,054	0.51%
	Grand total	$254,606,108	520,224,463	100.14%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2018, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.95% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.31% of net assets as of March 31, 2018.

(e)	This is a Level 3 security.

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017 the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,725,588 with net sales of $60,534 during the three months ended March 31, 2018.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund’s investments , as described below. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2018.

In December 2016, FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended March 31, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks	$517,559,358	$—	$—	$517,559,358
Rights	—	—	51	51
Short-Term Investments	2,665,054	—	—	2,665,054
Total	$520,224,412	$—	$51	$520,224,463

For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities, rights and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At March 31, 2018, one right was deemed Level 3 classification, as its trading was suspended pending corporate actions and was valued at period end using internally determined prices.

The Clearwater Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period.

At March 31, 2018, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2017.

There were no significant Level 3 valuations for which significant unobservable inputs were developed at March 31, 2018.

13	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
March 31, 2018 (unaudited)

Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)

14	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
113,540	BBX CAPITAL CORP.	$605,371	1,045,703
27,800	BRINKER INTERNATIONAL, INC.	910,735	1,003,580
15,326	CARRIAGE SERVICES, INC.	281,361	423,917
12,369	CENTURY COMMUNITIES, INC.(b)	381,254	370,452
4,628	CHILDREN’S PLACE (THE), INC.	502,458	625,937
248,851	CLARUS CORP.(b)	1,475,739	1,679,744
7,114	COOPER-STANDARD HOLDINGS, INC.(b)	581,194	873,670
3,553	CORE-MARK HOLDING CO., INC.	83,949	75,537
25,167	CSS INDUSTRIES, INC.	593,905	440,423
6,762	DINE BRANDS GLOBAL, INC.	443,161	443,452
7,155	DOVER MOTORSPORTS, INC.(b)	14,095	15,026
8,575	EMMIS COMMUNICATIONS CORP., CLASS A(b)	23,251	39,531
48,485	FIESTA RESTAURANT GROUP, INC.(b)	930,847	896,973
33,180	FOX FACTORY HOLDING CORP.(b)	1,287,123	1,157,982
151,288	FULL HOUSE RESORTS, INC.(b)	340,576	485,634
30,227	G-III APPAREL GROUP LTD.(b)	832,451	1,138,953
101,900	GILDAN ACTIVEWEAR, INC.(c)	3,136,270	2,943,891
30,300	HELEN OF TROY LTD.(b)	2,846,876	2,636,100
1,951	HOOKER FURNITURE CORP.	73,841	71,602
21,739	IROBOT CORP.(b)	1,479,099	1,395,426
33,457	JAMBA, INC.(b)	267,225	286,726
11,990	LCI INDUSTRIES	1,055,338	1,248,758
16,122	LIFETIME BRANDS, INC.	273,903	199,913
19,962	LITHIA MOTORS, INC., CLASS A	1,279,915	2,006,580
62,930	LUBY’S, INC.(b)	180,939	174,945
34,100	MALIBU BOATS, INC., CLASS A(b)	946,405	1,132,461
6,348	MARRIOTT VACATIONS WORLDWIDE CORP.	386,476	845,554
45,087	MOTORCAR PARTS OF AMERICA, INC.(b)	1,142,806	966,214
149,900	NAUTILUS, INC.(b)	2,393,075	2,016,155
87,511	NEW HOME (THE) CO., INC.(b)	921,376	969,622
11,200	PENSKE AUTOMOTIVE GROUP, INC.	502,156	496,496
34,707	PERRY ELLIS INTERNATIONAL, INC.(b)	920,918	895,441
57,387	PINNACLE ENTERTAINMENT, INC.(b)	613,816	1,730,218
10,282	POOL CORP.	1,040,203	1,503,434
8,296	POTBELLY CORP.(b)	106,504	99,967
147,272	RENT-A-CENTER, INC.	1,358,894	1,270,957
34,507	SALEM MEDIA GROUP, INC., CLASS A	175,671	124,225
13,534	SCHOOL SPECIALTY, INC.(b)	224,771	226,695
2,710	SONIC AUTOMOTIVE, INC., CLASS A	50,295	51,355
71,453	SUMMER INFANT, INC.(b)	111,562	82,171
28,300	TENNECO, INC.	1,630,376	1,552,821
12,200	TOPBUILD CORP.(b)	317,725	933,544
28,414	UNIFI, INC.(b)	872,942	1,030,007
14,500	WILLIAMS-SONOMA, INC.	669,921	765,020
51,000	WINNEBAGO INDUSTRIES, INC.	2,068,676	1,917,600
		36,335,444	40,290,412	11.28%
Consumer Staples:
16,422	CALAVO GROWERS, INC.	1,171,293	1,514,108
15,184	COFFEE HOLDING CO., INC.(b)	69,303	66,050
85,422	CRIMSON WINE GROUP LTD.(b)	797,360	844,824
13,436	ELF BEAUTY, INC.(b)	255,701	260,255
34,347	FARMER BROTHERS CO.(b)	1,091,946	1,037,279
25,032	LANDEC CORP.(b)	308,965	326,668
2,589	OIL-DRI CORP. OF AMERICA	105,294	104,052
77,031	S&W SEED CO.(b)	303,726	277,312
121,642	SUNOPTA, INC.(b)(c)	924,098	863,658
34,139	UNITED NATURAL FOODS, INC.(b)	1,481,451	1,465,929
48,238	UNIVERSAL CORP.	2,685,188	2,339,543
		9,194,325	9,099,678	2.55%
Energy:
96,243	MURPHY OIL CORP.	2,451,455	2,486,919
31,045	OIL STATES INTERNATIONAL, INC.(b)	968,753	813,379
16,025	PAR PACIFIC HOLDINGS, INC.(b)	275,147	275,149
30,227	SM ENERGY CO.	1,072,454	544,993
59,515	SOLARIS OILFIELD INFRASTRUCTURE, INC., CLASS A(b)	1,171,037	985,568
80,389	SRC ENERGY, INC.(b)	723,674	758,068

15	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
71,608	SUPERIOR ENERGY SERVICES, INC.(b)	$720,870	603,656
36,900	WORLD FUEL SERVICES CORP.	1,329,632	905,895
		8,713,022	7,373,627	2.06%
Financials:
129,142	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	3,043,420	3,791,609
4,899	AMERICAN RIVER BANKSHARES	67,102	75,983
31,552	AMERIS BANCORP	980,020	1,669,101
1,876	AMES NATIONAL CORP.	52,938	51,590
26,869	ARES COMMERCIAL REAL ESTATE CORP.	340,902	331,832
34,236	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,796,044	1,965,146
87,517	ASPEN INSURANCE HOLDINGS LTD.(c)	3,562,699	3,925,137
107,251	ASSOCIATED BANC-CORP	2,470,813	2,665,187
2,677	AUBURN NATIONAL BANCORPORATION, INC.	88,228	102,422
28,863	AXIS CAPITAL HOLDINGS LTD.(c)	1,470,716	1,661,643
14,757	BANC OF CALIFORNIA, INC.	269,990	284,810
4,838	BANK OF PRINCETON (THE)(b)	156,430	166,863
44,991	BANKFINANCIAL CORP.	567,277	763,947
1,758	BAY BANKS OF VIRGINIA, INC.	16,577	17,053
34,787	BCB BANCORP, INC.	426,141	544,417
20,280	BRIDGE BANCORP, INC.	592,494	680,394
7,355	BYLINE BANCORP, INC.(b)	139,745	168,650
50,134	CAPITAL SOUTHWEST CORP.	814,977	853,281
14,603	CATHAY GENERAL BANCORP	626,641	583,828
12,731	CB FINANCIAL SERVICES, INC.	344,946	390,205
13,939	CENTERSTATE BANK CORP.	365,108	369,802
32,333	CENTRAL VALLEY COMMUNITY BANCORP	637,066	632,433
14,798	CHARTER FINANCIAL CORP.	255,610	301,731
31,306	CITIZENS COMMUNITY BANCORP, INC.	417,666	437,345
1,769	CITIZENS HOLDING CO.	38,762	38,741
32,454	CIVISTA BANCSHARES, INC.	669,097	741,898
14,297	CNB FINANCIAL CORP.	274,469	415,900
26,565	COMMERCE BANCSHARES, INC.	1,395,420	1,591,509
13,701	COMMUNITY BANKERS TRUST CORP.(b)	72,307	123,309
14,906	CRAWFORD & CO., CLASS A	121,159	119,546
57,324	DONEGAL GROUP, INC., CLASS A	916,330	905,719
19,916	EAGLE BANCORP MONTANA, INC.	364,156	413,257
26,384	EMC INSURANCE GROUP, INC.	519,128	714,479
28,433	ENTERPRISE FINANCIAL SERVICES CORP.	1,153,019	1,333,508
43,796	ESSA BANCORP, INC.	602,796	642,487
12,600	FARMERS CAPITAL BANK CORP.	461,072	503,370
19,986	FARMERS NATIONAL BANC CORP.	209,675	276,806
83,803	FIDUS INVESTMENT CORP.	1,227,877	1,079,383
31,230	FINANCIAL ENGINES, INC.	979,878	1,093,050
5,056	FIRST BANCORP	102,672	180,246
11,310	FIRST BANCSHARES (THE), INC.	319,970	364,748
14,159	FIRST BANK	171,750	203,890
1,685	FIRST CAPITAL, INC.	59,862	66,558
24,765	FIRST FINANCIAL NORTHWEST, INC.	394,952	414,814
17,216	FIRST GUARANTY BANCSHARES, INC.	370,306	447,444
35,659	FIRST MERCHANTS CORP.	1,516,493	1,486,980
7,211	FIRST MID-ILLINOIS BANCSHARES, INC.	176,768	262,841
64,032	FIRST MIDWEST BANCORP, INC.	1,426,183	1,574,547
38,200	FIRSTCASH, INC.	2,298,161	3,103,750
65,479	FNB CORP.	841,981	880,693
37,900	HANMI FINANCIAL CORP.	840,063	1,165,425
14,839	HANOVER INSURANCE GROUP (THE), INC.	1,422,332	1,749,370
36,343	HERITAGE COMMERCE CORP.	409,547	598,933
7,073	HOME BANCORP, INC.	198,149	305,341
52,401	HOME BANCSHARES, INC.	1,261,260	1,195,267
180,116	HOPE BANCORP, INC.	3,142,989	3,276,310
20,524	HOPFED BANCORP, INC.	283,053	297,598
3,752	HORIZON BANCORP	97,194	112,598
6,230	INVESTAR HOLDING CORP.	132,388	161,046
5,357	ISABELLA BANK CORP.	150,184	146,782
10,634	LANDMARK BANCORP, INC.	302,746	308,374
66,128	LCNB CORP.	1,135,960	1,256,432
22,296	LEGACYTEXAS FINANCIAL GROUP, INC.	841,864	954,715

16	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
26,445	MACKINAC FINANCIAL CORP.	$382,375	427,351
10,750	MERIDIAN BANK/MALVERN PA(b)	183,638	188,663
17,222	METROPOLITAN BANK HOLDING CORP.(b)	758,119	725,218
7,854	MIDDLEFIELD BANC CORP.	358,308	385,631
40,973	MIDWESTONE FINANCIAL GROUP, INC.	1,357,052	1,363,991
1,447	NATIONAL BANKSHARES, INC.	52,464	65,187
5,000	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,664,105	1,524,400
50,829	NEW MOUNTAIN FINANCE CORP.	708,232	668,401
5,358	NORWOOD FINANCIAL CORP.	123,227	161,222
98,871	OAKTREE SPECIALTY LENDING CORP.	419,055	416,247
13,744	OCEANFIRST FINANCIAL CORP.	361,011	367,652
23,597	OHA INVESTMENT CORP.	27,359	33,036
2,925	ORRSTOWN FINANCIAL SERVICES, INC.	62,731	70,639
3,425	PACIFIC FINANCIAL CORP.	31,413	36,853
4,319	PENNS WOODS BANCORP, INC.	181,459	182,737
26,294	PEOPLES BANCORP OF NORTH CAROLINA, INC.	651,391	807,752
5,858	PEOPLES FINANCIAL SERVICES CORP.	239,186	267,418
56,200	PRA GROUP, INC.(b)	1,589,787	2,135,600
17,902	PREMIER FINANCIAL BANCORP, INC.	338,162	333,156
14,700	RENAISSANCERE HOLDINGS LTD.(c)	1,978,867	2,036,097
131,667	RESOURCE CAPITAL CORP.	1,238,436	1,252,153
14,731	RIVERVIEW FINANCIAL CORP.	191,624	182,664
3,636	SALISBURY BANCORP, INC.	137,808	163,620
19,145	SELECT BANCORP, INC.(b)	220,935	255,777
27,464	SHORE BANCSHARES, INC.	439,010	517,971
34,395	SI FINANCIAL GROUP, INC.	387,777	495,288
6,841	SIERRA BANCORP	128,495	182,244
21,875	SIMMONS FIRST NATIONAL CORP., CLASS A	649,094	622,344
14,182	SOUTHERN MISSOURI BANCORP, INC.	408,351	519,061
53,414	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	870,504	846,078
1,993	SOUTHWEST GEORGIA FINANCIAL CORP.	41,224	41,474
62,051	STERLING BANCORP	1,331,248	1,399,250
25,674	STIFEL FINANCIAL CORP.	1,306,897	1,520,671
15,778	SUMMIT FINANCIAL GROUP, INC.	343,722	394,608
25,038	SUMMIT STATE BANK	321,064	335,509
8,482	SUTHERLAND ASSET MANAGEMENT CORP.	102,039	128,502
32,967	SYNOVUS FINANCIAL CORP.	966,978	1,646,372
180,294	TCF FINANCIAL CORP.	2,869,601	4,112,506
44,179	TCP CAPITAL CORP.	698,555	628,225
111,200	UMPQUA HOLDINGS CORP.	2,020,524	2,380,792
4,060	UNITED BANCORP, INC.	51,691	51,156
6,172	UNITED BANCSHARES, INC.	134,349	133,315
9,054	UNITED COMMUNITY BANCORP	175,497	228,161
7,712	UNITED COMMUNITY FINANCIAL CORP.	71,281	76,040
23,152	UNITED FINANCIAL BANCORP, INC.	353,554	375,062
19,718	UNITY BANCORP, INC.	284,728	433,796
21,748	VALIDUS HOLDINGS LTD.(c)	1,034,906	1,466,903
57,030	WALKER & DUNLOP, INC.	1,482,458	3,388,723
42,989	WEBSTER FINANCIAL CORP.	2,081,315	2,381,591
21,731	WEST BANCORPORATION, INC.	468,693	556,314
		78,685,821	91,855,494	25.71%
Health Care:
3,779	ADDUS HOMECARE CORP.(b)	138,575	183,848
10,506	ALMOST FAMILY, INC.(b)	604,338	588,336
9,067	ANGIODYNAMICS, INC.(b)	145,602	156,406
674	ANIKA THERAPEUTICS, INC.(b)	35,337	33,511
241,921	AVID BIOSERVICES, INC.(b)	544,322	706,409
33,025	BIOTELEMETRY, INC.(b)	1,021,580	1,025,426
27,876	CAMBREX CORP.(b)	1,274,883	1,457,915
47,843	CAPITAL SENIOR LIVING CORP.(b)	770,852	514,312
20,563	COMPUTER PROGRAMS & SYSTEMS, INC.	584,536	600,440
64,919	CROSS COUNTRY HEALTHCARE, INC.(b)	812,010	721,250
3,587	CRYOLIFE, INC.(b)	70,843	71,919
38,159	EMERGENT BIOSOLUTIONS, INC.(b)	1,275,345	2,009,071
10,624	HEALTHSTREAM, INC.	238,131	263,794
21,800	HILL-ROM HOLDINGS, INC.	1,661,686	1,896,600
5,407	ICU MEDICAL, INC.(b)	723,040	1,364,727

17	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
12,806	LHC GROUP, INC.(b)	$856,645	788,337
12,967	MAGELLAN HEALTH, INC.(b)	888,367	1,388,766
12,900	MEDNAX, INC.(b)	551,298	717,627
26,636	NANOVIBRONIX, INC.(b)	130,317	126,787
41,479	OMNICELL, INC.(b)	1,671,545	1,800,189
9,405	ORASURE TECHNOLOGIES, INC.(b)	162,676	158,851
73,897	OWENS & MINOR, INC.	2,109,235	1,149,098
77,271	PREMIER, INC., CLASS A(b)	2,448,480	2,419,355
78,086	PRESTIGE BRANDS HOLDINGS, INC.(b)	3,423,066	2,633,060
26,589	PROVIDENCE SERVICE (THE) CORP.(b)	1,357,098	1,838,364
4,176	PSYCHEMEDICS CORP.	85,091	86,360
18,211	QUALITY SYSTEMS, INC.(b)	238,423	248,580
19,783	RTI SURGICAL, INC.(b)	88,103	91,002
66,393	STREAMLINE HEALTH SOLUTIONS, INC.(b)	80,343	122,163
67,700	SYNEOS HEALTH, INC.(b)	3,379,289	2,403,350
59,799	TIVITY HEALTH, INC.(b)	2,099,508	2,371,030
81,720	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	1,988,370	2,136,161
35,520	VAREX IMAGING CORP.(b)	1,184,605	1,270,906
		32,643,539	33,343,950	9.33%
Industrials:
160,911	ACTUANT CORP., CLASS A	4,191,187	3,741,181
47,200	AIR LEASE CORP.	1,883,634	2,011,664
22,160	ALBANY INTERNATIONAL CORP., CLASS A	917,001	1,389,432
18,349	AMERICAN RAILCAR INDUSTRIES, INC.	677,972	686,436
92,183	ARC DOCUMENT SOLUTIONS, INC.(b)	363,444	202,803
53,022	ARMSTRONG FLOORING, INC.(b)	879,783	719,509
19,773	ASTRONICS CORP.(b)	571,103	737,533
4,749	ATKORE INTERNATIONAL GROUP, INC.(b)	77,648	94,268
33,624	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	1,696,539	2,032,571
37,901	AVIS BUDGET GROUP, INC.(b)	1,394,028	1,775,283
33,862	BRINK’S (THE) CO.	2,363,361	2,416,054
21,257	CBIZ, INC.(b)	350,645	387,940
51,027	CHART INDUSTRIES, INC.(b)	1,835,410	3,012,124
4,343	CIRCOR INTERNATIONAL, INC.	196,738	185,272
59,400	COLFAX CORP.(b)	2,008,414	1,894,860
29,744	COLUMBUS MCKINNON CORP.	821,243	1,066,025
18,771	CPI AEROSTRUCTURES, INC.(b)	161,998	183,017
35,992	CUBIC CORP.	1,596,677	2,289,091
9,800	CURTISS-WRIGHT CORP.	677,090	1,323,686
32,400	DONALDSON CO., INC.	1,462,001	1,459,620
5,430	DUCOMMUN, INC.(b)	145,051	164,963
15,850	ENERSYS	1,141,298	1,099,515
232,108	ESSENDANT, INC.	2,801,054	1,810,442
54,014	GENCOR INDUSTRIES, INC.(b)	820,098	869,625
13,301	GENERAC HOLDINGS, INC.(b)	466,703	610,649
77,493	GIBRALTAR INDUSTRIES, INC.(b)	2,240,546	2,623,138
26,300	GORMAN-RUPP (THE) CO.	808,220	769,275
23,716	GREAT LAKES DREDGE & DOCK CORP.(b)	103,430	109,094
137,454	HARDINGE, INC.	2,307,550	2,518,157
19,177	HARSCO CORP.(b)	116,952	396,005
6,308	HUDSON TECHNOLOGIES, INC.(b)	39,759	31,162
20,337	INNERWORKINGS, INC.(b)	195,868	184,050
35,052	INTERFACE, INC.	565,140	883,310
60,536	JELD-WEN HOLDING, INC.(b)	2,017,747	1,853,612
10,969	KADANT, INC.	747,899	1,036,571
57,379	KBR, INC.	987,770	928,966
58,819	KENNAMETAL, INC.	2,273,533	2,362,171
111,689	LSI INDUSTRIES, INC.	865,314	905,798
43,109	MASONITE INTERNATIONAL CORP.(b)	2,828,344	2,644,737
20,696	MCGRATH RENTCORP	783,161	1,111,168
26,602	MERCURY SYSTEMS, INC.(b)	1,333,328	1,285,409
59,428	MILACRON HOLDINGS CORP.(b)	918,662	1,196,880
17,237	NAVIGANT CONSULTING, INC.(b)	261,853	331,640
25,616	NCI BUILDING SYSTEMS, INC.(b)	351,524	453,403
179,600	NOW, INC.(b)	2,142,278	1,835,512
20,057	ON ASSIGNMENT, INC.(b)	571,089	1,642,267
5,716	PARK-OHIO HOLDINGS CORP.	206,626	222,067

18	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
114,300	PGT INNOVATIONS, INC.(b)	$1,601,559	2,131,695
66,439	PIONEER POWER SOLUTIONS, INC.(b)	408,780	421,888
42,373	PLY GEM HOLDINGS, INC.(b)	679,265	915,257
205,661	QUANEX BUILDING PRODUCTS CORP.	4,247,534	3,578,501
84,983	REV GROUP, INC.	2,204,255	1,764,247
24,360	RUSH ENTERPRISES, INC., CLASS A(b)	1,044,052	1,035,056
22,160	SKYWEST, INC.	715,659	1,205,504
31,754	SPX CORP.(b)	743,042	1,031,370
333,478	STEELCASE, INC., CLASS A	4,893,825	4,535,301
7,460	TELEDYNE TECHNOLOGIES, INC.(b)	217,885	1,396,288
33,101	TEREX CORP.	1,419,685	1,238,308
20,400	TETRA TECH, INC.	874,854	998,580
16,717	THERMON GROUP HOLDINGS, INC.(b)	371,306	374,628
9,980	TITAN MACHINERY, INC.(b)	135,656	235,129
126,499	TRIMAS CORP.(b)	3,249,168	3,320,599
9,155	VALMONT INDUSTRIES, INC.	1,391,503	1,339,376
22,001	VIAD CORP.	1,010,379	1,153,952
69,993	WESCO AIRCRAFT HOLDINGS, INC.(b)	666,541	717,428
44,727	WOODWARD, INC.	2,550,478	3,205,137
4,232	XERIUM TECHNOLOGIES, INC.(b)	17,186	27,296
		80,609,325	88,113,495	24.67%
Information Technology:
13,714	AMBER ROAD, INC.(b)	124,958	122,055
36,330	ANIXTER INTERNATIONAL, INC.(b)	2,554,390	2,751,998
33,823	ASTRONOVA, INC.	441,143	524,257
2,000	AVIAT NETWORKS, INC.(b)	31,495	33,520
23,633	BELDEN, INC.	1,477,178	1,629,259
12,126	BLACKHAWK NETWORK HOLDINGS, INC.(b)	484,097	542,032
8,600	CAMTEK LTD.(c)	41,490	58,050
95,022	COHU, INC.	2,038,027	2,167,452
18,944	COMMVAULT SYSTEMS, INC.(b)	975,338	1,083,597
81,156	CYPRESS SEMICONDUCTOR CORP.	1,097,513	1,376,406
143,696	DIEBOLD NIXDORF, INC.	3,195,648	2,212,918
29,688	DSP GROUP, INC.(b)	376,005	350,318
22,384	EMCORE CORP.(b)	145,204	127,589
23,410	EURONET WORLDWIDE, INC.(b)	1,420,037	1,847,517
74,289	EVERTEC, INC.	1,112,624	1,214,625
133,620	FRANKLIN WIRELESS CORP.(b)	287,454	264,568
80,704	FREQUENCY ELECTRONICS, INC.(b)	784,862	706,160
47,756	INSIGHT ENTERPRISES, INC.(b)	1,938,830	1,668,117
15,231	ITRON, INC.(b)	879,892	1,089,778
42,774	JABIL, INC.	717,635	1,228,897
20,221	KEMET CORP.(b)	396,563	366,607
12,163	LUMENTUM HOLDINGS, INC.(b)	760,371	775,999
131,861	MARCHEX, INC., CLASS B	377,946	359,981
33,496	MTS SYSTEMS CORP.	1,775,028	1,730,068
26,336	NOVANTA, INC.(b)	737,159	1,373,422
3,227	OSI SYSTEMS, INC.(b)	188,695	210,626
9,732	PC CONNECTION, INC.	251,892	243,300
7,707	PERCEPTRON, INC.(b)	45,593	65,895
51,584	PERFICIENT, INC.(b)	799,219	1,182,305
21,300	PLEXUS CORP.(b)	1,244,660	1,272,249
27,072	PROS HOLDINGS, INC.(b)	669,136	893,647
4,062	REIS, INC.	88,337	87,130
62,908	SCANSOURCE, INC.(b)	2,550,076	2,236,379
12,559	SHUTTERSTOCK, INC.(b)	612,018	604,716
193,092	STEEL CONNECT, INC.(b)	321,147	409,355
124,348	SUPPORT.COM, INC.(b)	369,373	343,200
25,130	SYNNEX CORP.	1,117,680	2,975,392
124,426	UNISYS CORP.(b)	1,502,847	1,337,580
141,393	VERIFONE SYSTEMS, INC.(b)	2,831,269	2,174,624
23,962	VIASAT, INC.(b)	1,613,292	1,574,783
		38,376,121	41,216,371	11.54%
Materials:
2,808	AMERICAN VANGUARD CORP.	60,163	56,722
19,859	BERRY GLOBAL GROUP, INC.(b)	446,616	1,088,472
33,800	H.B. FULLER CO.	1,883,465	1,680,874

19	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
24,947	INGEVITY CORP.(b)	$1,318,106	1,838,344
18,714	INNOPHOS HOLDINGS, INC.	824,422	752,490
30,233	KOPPERS HOLDINGS, INC.(b)	633,422	1,242,576
5,085	MATERION CORP.	259,696	259,589
92,745	PQ GROUP HOLDINGS, INC.(b)	1,531,068	1,295,648
17,700	RELIANCE STEEL & ALUMINUM CO.	1,277,073	1,517,598
74,700	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	3,001,402	2,924,505
6,551	SUNCOKE ENERGY, INC.(b)	71,344	70,489
2,553	SYNALLOY CORP.	34,178	36,635
18,385	TRECORA RESOURCES(b)	198,068	250,036
13,375	TRINSEO S.A.	903,040	990,419
14,192	US CONCRETE, INC.(b)	674,710	857,197
		13,116,773	14,861,594	4.16%
Real Estate:
47,874	ASHFORD HOSPITALITY TRUST, INC.	295,412	309,266
63,787	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	644,687	542,190
51,633	BRANDYWINE REALTY TRUST	899,678	819,932
45,305	CATCHMARK TIMBER TRUST, INC., CLASS A	511,537	564,953
139,332	CEDAR REALTY TRUST, INC.	706,047	548,968
35,960	CITY OFFICE REIT, INC.(c)	448,155	415,698
67,067	DIAMONDROCK HOSPITALITY CO.	728,909	700,179
24,895	EDUCATION REALTY TRUST, INC.	1,000,373	815,311
21,591	GRAMERCY PROPERTY TRUST	444,695	469,172
9,400	HFF, INC., CLASS A	348,304	467,180
60,550	INVESTORS REAL ESTATE TRUST	343,304	314,255
29,867	JERNIGAN CAPITAL, INC.	599,041	540,593
21,938	MARCUS & MILLICHAP, INC.(b)	499,060	791,084
59,565	MEDICAL PROPERTIES TRUST, INC.	508,715	774,345
5,091	PLYMOUTH INDUSTRIAL REIT, INC.	89,075	87,463
28,421	RETAIL OPPORTUNITY INVESTMENTS CORP.	568,247	502,199
50,656	STAG INDUSTRIAL, INC.	822,597	1,211,692
19,483	STRATUS PROPERTIES, INC.(b)	540,280	588,387
		9,998,116	10,462,867	2.93%
Telecommunication Services:
119,310	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	222,067	214,758
19,075	CINCINNATI BELL, INC.(b)	338,019	264,189
40,271	HAWAIIAN TELCOM HOLDCO, INC.(b)	974,158	1,074,430
30,155	ORBCOMM, INC.(b)	312,573	282,552
		1,846,817	1,835,929	0.51%
Utilities:
8,253	ALLETE, INC.	245,827	596,279
31,094	NEW JERSEY RESOURCES CORP.	1,197,572	1,246,869
129,826	PURE CYCLE CORP.(b)	815,014	1,226,856
17,211	SPIRE, INC.	844,173	1,244,355
182,102	US GEOTHERMAL, INC.(b)	963,021	976,067
		4,065,607	5,290,426	1.48%
	Sub-total Common Stocks:	313,584,910	343,743,843	96.22%
Convertible Preferred Stocks:
Real Estate:
22,048	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (STEP TO 10.75% ON 09/21/2023), 8.75%	369,750	344,610
		369,750	344,610	0.10%
	Sub-total Convertible Preferred Stocks:	369,750	344,610	0.10%
Preferred Stocks:
Financials:
152,441	STEEL PARTNERS HOLDINGS L.P., 6.00%	2,510,072	3,111,321
		2,510,072	3,111,321	0.87%
	Sub-total Preferred Stocks:	2,510,072	3,111,321	0.87%
Rights:
Consumer Discretionary:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)	—	—
		—	—	0.00%
	Sub-total Rights:	—	—	0.00%

20	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(d)	$200	—
		200	—	0.00%
	Sub-total Warrants:	200	—	0.00%
Short-Term Investments:
11,481,090	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.46%(e)	11,481,090	11,481,090
	Sub-total Short-Term Investments:	11,481,090	11,481,090	3.22%
	Grand total	$327,946,022	358,680,864	100.41%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2018, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.29% of net assets.

(d)	Security has been deemed worthless and is a Level 3 investment.

(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,001,365 with net sales of $4,520,275 during the three months ended March 31, 2018.

21	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2018.

In December 2016, FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended March 31, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks	$343,743,843	$—	$—	$343,743,843
Convertible Preferred Stocks	344,610	—	—	344,610
Preferred Stocks	3,111,321	—	—	3,111,321
Rights	—	—	—	—
Warrants	—	—	—*	—
Short-Term Investments	11,481,090	—	—	11,481,090
Total	$358,680,864	$—	$—	$358,680,864

* Security has been deemed worthless and is a Level 3 investment.

For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities, rights, warrants and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

22	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
March 31, 2018 (unaudited)

The Clearwater Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period.

At March 31, 2018, the Clearwater Small Companies Fund had transfers from Level 2 to Level 1 classifications from December 31, 2017 as disclosed below:

Transfers from Level 2 to Level 1
Industry	Value	Reason
Common Stocks Financials	$17,053	Common stock priced at last price

23	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

March 31, 2018 (unaudited)

Clearwater Small Companies Fund Portfolio Diversification

(as a percentage of net assets)

24	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$2,360,733	2,576,432
40,000	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			548,760	526,000
40,171	BLACKROCK MUNIHOLDINGS FUND II INC			575,479	558,377
69,429	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			724,569	907,437
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	701,925
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	446,964
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	110,998
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	726,363
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	1,893,307
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	712,426
101,896	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,307,244	1,234,980
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,497,486
74,565	DEUTSCHE MUNICIPAL INCOME TRUST			845,614	835,128
36,970	DREYFUS STRATEGIC MUNICIPAL BOND FUND INC			301,534	281,342
18,592	EATON VANCE CALIFORNIA MUNICIPAL BOND FUND II			206,025	198,748
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,985,371	1,889,110
113,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,410,253	1,326,763
60,000	INVESCO MUNICIPAL TRUST			773,718	701,400
76,122	INVESCO QUALITY MUNICIPAL INCOME TRUST			868,956	905,852
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			774,122	733,200
50,248	MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND			635,196	683,373
53,000	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			748,312	769,030
245,475	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,273,528	3,191,169
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	202,251
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	660,793
29,740	NUVEEN QUALITY MUNICIPAL INCOME FUND			409,650	390,790
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	326,480
19,613	WESTERN ASSET MUNICIPAL PARTNERS FUND INC			246,036	281,054
	Sub-total Closed-End Funds:			25,478,933	25,269,178	4.75%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST (STEP TO 6.55% ON 8/1/2024)(b)	8/1/2039	0.00	1,564,932	2,178,262
510,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	510,000	510,000
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,108,826	1,169,410
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	737,561	762,758
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	518,895
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	23,625
670,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	670,000	705,497
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,018,565	1,125,180
1,000,000	ALVORD CA UNIF SCH DIST (STEP TO 7.35% ON 8/1/2026)(b)	8/1/2046	0.00	550,605	967,560
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	977,612	1,032,290
1,095,000	ARBORWOOD FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.50	1,065,205	1,074,655
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	983,780
1,915,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,880,500	2,075,400
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	509,232	501,135
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	709,054	714,441
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	509,570
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	514,755	557,480
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	506,934	555,685
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	492,320	509,115
1,000,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2023	6.00	989,835	1,007,730
750,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2029	6.50	728,851	759,075
1,425,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,328,358	1,484,152

25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	$985,667	1,052,550
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,186,742	1,357,269
905,000	BEXAR CNTY TX HSG FIN CORP(d)	2/1/2035	3.75	905,000	930,268
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,085,228	2,179,600
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	519,840
375,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	375,000	383,573
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(e)	9/1/2035	6.00	1,150,000	1,189,491
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,046,663	1,232,490
385,000	BUTLER CNTY PA GEN AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.70%)(f)	10/1/2034	1.84	385,000	344,498
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	504,109	552,390
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	501,306	536,275
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,494,181	1,882,170
1,370,000	CAPITAL TRUST AGY FL CHRT SCHREVENUE	2/1/2035	5.38	1,370,000	1,345,354
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	764,070
1,750,000	CAPITAL TRUST AGY FL REVENUE(e)	12/1/2035	6.75	1,747,399	1,829,485
750,000	CAPITAL TRUST AGY FL REVENUE(e)	7/1/2037	6.75	750,000	786,128
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(e)	8/1/2027	5.00	750,000	756,615
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(e)	8/1/2032	5.38	750,000	761,205
1,000,000	CARLSBAD CA UNIF SCH DIST (STEP TO 6.13% ON 8/1/2021)(b)	8/1/2031	0.00	816,891	1,093,630
860,000	CARMEL IN REVENUE	11/15/2022	6.00	851,429	912,082
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,014,644	1,095,260
750,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(e)	5/1/2032	5.00	755,588	781,073
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,016,529	1,113,200
445,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	386,860	445,401
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,065,054	1,057,000
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,001,640	1,102,490
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,122,514	1,101,500
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2052	5.00	1,047,865	1,075,830
1,500,000	CLOVIS CA UNIF SCH DIST(g)	8/1/2030	0.00	713,066	873,090
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REV	6/1/2039	4.00	646,761	655,382
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,936	829,057
375,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)	5/15/2022	5.25	375,000	375,840
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)	5/15/2026	7.25	750,000	829,200
1,000,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(e)	5/15/2044	8.13	1,117,021	1,123,660
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	977,352	1,011,870
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,657	1,042,470
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(e)	9/1/2046	5.00	1,009,350	1,000,890
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,800	1,137,680
500,000	COLORADO ST HLTH FACS AUTH REVENUE(e)	12/1/2035	5.75	492,374	516,835
115,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	115,000	116,367
1,000,000	COLTON CA JT UNIF SCH DIST (STEP TO 5.80% ON 8/1/2021)(b)	8/1/2035	0.00	826,469	982,700
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN PROGRAM	11/15/2035	3.88	1,000,000	1,033,680

26	(Continued)

 CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	$1,500,000	1,517,130
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	523,364
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	1,011,430
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	4,919,700
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	526,180
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	525,035
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,104,708	1,466,655
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	125,171
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	504,046	529,860
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	757,478
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	478,843	480,014
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,007,686	1,128,990
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,008,320	2,103,000
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,003,257	1,054,490
1,000,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(e)	10/15/2022	4.00	997,804	993,440
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,018,922	1,120,450
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	491,891	528,980
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,047,000
500,000	DECATUR IL	3/1/2034	5.00	512,842	539,720
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(g)	2/1/2029	0.00	583,280	557,040
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,046,185	1,091,700
235,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	235,000	240,100
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	532,635
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,073,280
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,091,310
750,000	DIST OF COLUMBIA REVENUE	7/1/2037	5.00	750,000	783,825
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,011,920
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,037,620
3,000,000	DUBLIN CA UNIF SCH DIST(g)	8/1/2034	0.00	1,075,293	1,137,480
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,042,970
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,520,790
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,027,504	2,231,218
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,109	793,065
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,059,040	1,234,300
1,000,000	ENCINITAS CA UNION SCH DIST (STEP TO 6.75% ON 8/1/2022)(b)	8/1/2035	0.00	750,323	1,105,310
1,155,000	ENTERPRISE CA ELEM SCH DIST (STEP TO 6.20% ON 8/1/2021)(b)	8/1/2035	0.00	942,293	1,252,112
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,112,670
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	642,916	668,646
750,000	EVANSVILLE IN MF HSG REVENUE	1/1/2038	5.45	750,000	727,875
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	503,350
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(c)	3/1/2036	5.13	238,000	82,110
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,025,520
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,003,052	1,037,350
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(c)	5/1/2013	5.75	314,118	233,100
845,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	845,000	887,487
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,735	1,054,240

27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(e)	6/15/2035	6.00	$1,001,108	1,053,000
185,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	185,198	192,800
715,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	715,000	720,034
955,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	955,000	993,668
785,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	785,000	810,034
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2047	3.80	1,000,000	960,650
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(e)	8/25/2026	8.50	1,250,000	1,471,575
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,043,754	1,085,030
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(e)	6/1/2027	6.50	1,000,000	1,013,350
940,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	819,153	911,048
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	984,158	1,042,420
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,531,150
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,035,380
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	1,000,000	1,028,030
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	4,500,000	4,521,655
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,004,591	1,007,180
1,740,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.55	1,740,000	1,709,028
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.65	1,000,000	998,350
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,944,715	1,957,351
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	6/1/2044	3.60	1,000,000	986,600
600,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	616,816	621,282
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	559,496	555,665
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (STEP TO 5.50% ON 10/1/2023)(b)	10/1/2035	0.00	1,112,537	1,396,920
1,010,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	988,154	1,110,192
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,333,475
1,500,000	HARTNELL CA CMNTY CLG DIST (STEP TO 7.00% ON 8/1/2022)(b)	8/1/2034	0.00	1,113,275	1,564,530
3,500,000	HEALDSBURG CA UNIF SCH DIST (STEP TO 4.60% ON 8/1/2022)(b)	8/1/2037	0.00	2,872,400	3,116,295
1,000,000	HELENDALE CA SCH DIST (STEP TO 6.25% ON 8/1/2019)(b)	8/1/2034	0.00	920,852	1,209,470
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	754,560	817,732
825,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	825,000	888,261
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,022,583	1,135,810
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,529,321	1,678,815
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	834,502
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	742,760	836,310
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,063,886	1,139,080
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,492,930	1,558,785
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	517,190
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,036,250
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	558,285
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	681,560	709,054
565,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	565,000	565,729
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,630	527,600
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	770,137	781,418
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,955	519,485
700,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	684,912	685,762
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,066,400
1,000,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	1,000,000	1,004,910
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,592,765	1,635,480
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,008,547	1,300,820
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	493,165	515,160
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,036,770	3,312,630
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,848	541,450
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	987,865	1,117,140
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,035,891	1,069,450
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	533,806	566,320

28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	$987,461	1,141,760
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,037,141	1,088,030
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,441,830
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,653,386	1,651,050
715,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	715,000	741,913
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,048,640
1,400,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(e)	11/15/2036	5.75	1,400,000	1,382,584
885,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	873,859	912,532
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	761,790
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,022,899	1,068,640
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	522,633	525,275
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(e)	12/1/2037	6.50	750,000	778,785
400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	399,263	405,168
1,700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,686,581	1,920,422
740,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	740,000	809,271
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,076,120
1,400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,459,444
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(e)	5/1/2037	5.00	744,368	783,353
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,320	796,110
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	1,000,410
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	503,355
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,989,256	2,135,640
650,000	LEE CNTY FL INDL DEV AUTH(e)	12/1/2032	5.38	650,000	658,015
700,000	LEE CNTY FL INDL DEV AUTH(e)	12/1/2052	5.75	684,540	711,347
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	743,504	755,865
470,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	470,000	488,250
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	767,287	763,553
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,393	1,004,040
385,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	385,000	396,781
695,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2046	4.75	685,221	694,972
275,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2026	4.00	274,568	275,968
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,013,492	1,109,320
235,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	235,000	239,073
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	530,563	537,310
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,015,181	1,119,700
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	538,367	555,690
1,000,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2047	5.00	1,109,328	1,090,310
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,326	799,733
415,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.70%)(f)	2/15/2036	1.93	415,000	385,398
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	493,347	535,745

29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	$1,567,274	1,582,125
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,502,254	1,591,459
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,022,395	1,102,390
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,011,955	1,074,390
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	52,500
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,025,110
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,024,460
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	978,620
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,514,850
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	511,805
820,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	820,000	852,874
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	320,000
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,512	558,820
404,629	MANHATTAN IL SPL SVC AREA SPL TAX(c)	3/1/2022	5.75	404,629	72,833
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	851,742	820,024
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(e)	1/1/2036	5.75	741,722	761,243
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	136,923	23,373
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	375,344	209,693
745,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	760,553	758,298
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	748,341	926,467
70,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	70,000	73,457
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	528,240
530,374	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	552,038	16,574
820,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	811,385	894,251
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(e)	10/1/2047	5.00	752,992	745,164
915,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	915,000	946,375
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	735,315
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	736,498
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,061,490
670,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	670,000	681,604
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,790,997
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	2,000,000	2,066,960
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	14,880
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,031,480	1,075,420
500,000	MEMPHIS-SHELBY CNTY TN INDL DEV BRD ECON DEV GROWTH ENGINE T	7/1/2037	5.50	495,860	522,805
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	570,966
500,000	MET PIER & EXPOSITION AUTH ILREVENUE	6/15/2057	5.00	523,210	527,085
1,000,000	MIAMI FL HLTH FACS AUTH	7/1/2038	5.13	1,042,225	1,095,880
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	145,583
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,313	780,990
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,512,142	1,576,665
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,010,620
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,899,894
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	1,000,000	1,021,720
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,005,270
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	953,837
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	590,538
1,500,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	1,500,000	1,476,930
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,004,665	1,044,150

30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	$500,000	500,575
225,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	225,000	229,061
445,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	445,000	452,480
1,000,000	MISHAWAKA IN MF HSG REVENUE(e)	1/1/2038	5.38	1,000,000	960,540
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	977,997	1,072,350
30,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	31,214	30,908
1,525,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	12/1/2045	3.63	1,525,000	1,497,458
55,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	55,000	55,790
1,005,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,005,000	1,024,788
645,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	645,000	690,982
240,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	240,001	241,469
1,000,000	MONTANA ST BRD OF HSG	12/1/2048	3.90	1,000,000	1,003,950
985,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	985,000	1,019,327
860,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	862,642	891,467
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REVENUE	7/1/2039	3.88	1,000,000	1,018,020
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	521,765
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	898,499
731,973	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	731,972	658,775
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	—	44,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	521,085	541,140
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,897	666,020
371,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	371,000	371,215
380,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	380,000	398,704
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,111,090
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	999,355	1,200,100
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,128,600
500,000	NAVAJO NATION AZ(e)	12/1/2030	5.50	529,783	554,955
650,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.75	650,000	654,401
970,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	970,000	988,178
1,390,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,390,000	1,408,570
140,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	140,000	141,364
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	974,095	1,111,090
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	491,344	527,890
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,053,540
335,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	335,000	339,060
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTHMF REVENUE	7/1/2052	4.00	1,500,000	1,512,060
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	763,500	807,157
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,145,013	1,182,368
750,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(e)	8/15/2036	5.00	758,170	750,878
1,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE	8/15/2036	5.50	1,006,628	1,022,080
1,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(e)	8/15/2037	6.00	1,017,183	1,028,380
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	543,237	534,860
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	805,859	805,830

31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
170,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	$169,512	175,078
900,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	900,000	936,882
375,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	375,000	383,689
585,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	585,000	593,676
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	934,161	949,616
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,018,650
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,024,210
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2024	5.00	1,032,780	1,005,900
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2030	5.00	1,029,530	1,005,710
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	509,899	535,505
210,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	210,000	212,818
425,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	425,000	433,683
415,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	415,000	421,080
980,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.70	980,000	975,296
680,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	680,000	687,113
1,035,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,035,000	1,058,049
920,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	920,000	924,425
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,009,010
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,029,850
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	973,470
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,144,510	2,215,560
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,034,040
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,029,210
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,518,765
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	539,565
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,052,400
955,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	955,000	978,722
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	756,683
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,462,397
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	501,105
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,815
1,000,000	NORTH CAROLINA ST HSG FIN AGYHOMEOWNERSHIP REVENUE	7/1/2037	3.85	1,000,000	1,019,320
1,000,000	NORTH CAROLINA ST HSG FIN AGYHOMEOWNERSHIP REVENUE	1/1/2041	3.95	1,015,585	1,015,490
500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	4.00	536,395	530,200
600,000	NORTH LAS VEGAS NV LOCAL IMPT(e)	12/1/2027	4.00	584,954	583,548
600,000	NORTH LAS VEGAS NV LOCAL IMPT(e)	12/1/2037	5.00	601,385	602,442
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	514,105
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,004,478	1,059,620
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,408,490	1,484,742
500,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2037	5.00	511,204	528,600
2,000,000	OAK PARK CA UNIF SCH DIST (STEP TO 7.10% ON 8/1/2021)(b)	8/1/2038	0.00	1,586,679	2,264,680
875,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	873,083	897,995
255,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	255,000	256,851
950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	849,038	932,852
85,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	85,000	86,139

32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
10,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	$10,036	10,027
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,045,769	1,080,310
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	783,657	817,567
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,082,970	1,089,520
795,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	795,000	804,922
1,250,000	OREGON ST	12/1/2034	3.63	1,250,000	1,271,425
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,054,140
680,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	680,000	687,194
820,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	820,000	831,644
1,355,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,355,000	1,307,345
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	508,559	504,195
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	578,320
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,322,709	1,320,840
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,580	581,415
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,039,655	1,079,990
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	2.20	500,000	422,985
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,003,264	1,002,280
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	506,570
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,266,153
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	2,000,000	1,996,780
580,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	580,000	588,793
750,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	4.00	750,000	763,530
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2035	5.13	1,930,442	2,101,932
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (STEP TO 4.60% ON 12/1/2021)(b)	12/1/2037	0.00	1,265,840	1,396,155
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,020,090
400,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	400,000	430,000
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	739,409	767,700
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(e)	7/1/2036	5.13	985,360	985,360
750,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2042	6.30	795,011	852,825
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,523,223	2,744,050
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,062,750	1,108,500
1,000,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(e)	12/1/2026	5.25	1,000,000	1,033,660
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,745	10,029
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(e)	6/15/2037	4.75	736,089	736,965
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(g)	9/1/2031	0.00	1,288,682	1,197,446
900,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	890,080	911,970
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	782,423

33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	$2,033,186	2,059,960
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,065,070
550,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	547,284	581,081
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,545,677	1,739,220
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2046	0.00	495	498
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2047	0.00	548	551
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2048	0.00	538	540
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2049	0.00	533	535
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2050	0.00	524	526
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2051	0.00	568	572
451,406	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(f)(h)	7/1/2051	3.75	449,050	449,433
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2052	0.00	580	582
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2053	0.00	572	574
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2054	0.00	566	569
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2055	0.00	558	561
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2056	0.00	550	553
93,403	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)	7/1/2056	5.50	93,395	93,471
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2057	0.00	1,333	555
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2058	0.00	544	546
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2059	0.00	538	541
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2060	0.00	533	537
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2061	0.00	525	529
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2062	0.00	521	523
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2063	0.00	512	515
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2064	0.00	507	510
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2065	0.00	503	506
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2066	0.00	500	503
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(e)(g)	1/1/2067	0.00	6,458	6,494
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	754,388	798,555
1,250,000	PUBLIC FIN AUTH WI REVENUE(e)	11/1/2028	6.25	1,250,000	1,270,637
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	646,536
371,751	PUBLIC FIN AUTH WI REVENUE(g)	10/1/2042	0.00	412,967	80,629
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	546,800	517,549
1,130,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(e)	11/15/2024	5.00	1,126,804	1,220,287
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,543,185
1,155,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,155,000	1,306,409
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,386	862,207
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	998,385	1,288,780
750,000	REEF-SUNSET CA UNIF SCH DIST (STEP TO 4.85% ON 8/1/2021)(b)	8/1/2038	0.00	639,275	699,495
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,949	525,620

34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
775,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	$771,684	793,461
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	758,325
955,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2046	3.40	955,000	895,198
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,016,906	1,205,040
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,615,286	1,675,830
450,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	450,000	261,000
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.57%)(f)	6/1/2039	1.91	350,000	320,513
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	763,358	799,065
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	760,418	801,750
990,000	SAN CLEMENTE CA SPL TAX	9/1/2040	5.00	1,043,838	1,072,724
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	529,480
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,497,553	1,670,355
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,040,566	1,105,510
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	508,326	562,570
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,012,368	1,148,560
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,051,144	1,054,820
500,000	SEATTLE WA HSG AUTH	12/1/2047	3.85	500,000	493,875
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	780,763	867,474
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	489,961	524,075
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,863	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	—	1
750,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	9/1/2037	5.00	800,559	680,610
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	537,932	531,862
95,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	95,000	99,563
215,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	211,092	228,622
275,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	272,632	283,786
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP REVENUE	2/1/2038	5.00	1,116,499	1,106,210
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,051,353	1,075,550
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,458,188	1,575,728
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	523,435
60,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	59,077	60,026
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	501,245
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	971,125	1,030,150
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	91,225
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,073,616	1,098,450
2,385,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,382,928	2,928,723
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,483,370	1,540,965
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,158,830	1,187,032
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	495,505
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,062,528	1,101,660

35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2022	5.50	$1,002,304	1,000,490
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	750,000	766,613
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	776,404	788,235
700,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	5/15/2037	5.00	767,069	732,263
1,485,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2037	6.63	1,509,950	1,649,508
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	785,996	813,660
500,000	TEMPE AZ INDL DEV AUTH REVENUE(e)	10/1/2024	4.70	498,581	498,340
500,000	TEMPE AZ INDL DEV AUTH REVENUE(e)	10/1/2037	6.00	503,182	514,200
960,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2036	3.70	960,000	969,494
1,700,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2040	3.45	1,700,000	1,689,477
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	1,000,000	1,008,470
1,250,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2047	3.65	1,250,000	1,236,637
600,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	600,000	613,218
960,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	960,000	962,621
340,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	340,000	344,658
35,000	TOLOMATO FL CDD	5/1/2039	6.61	39,784	35,130
1,500,000	TOLOMATO FL CDD	5/1/2040	3.75	1,438,919	1,477,785
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
185,000	TOLOMATO FL CDD (STEP TO 6.61% ON 11/1/2021)(b)	5/1/2040	0.00	147,615	147,539
115,000	TOLOMATO FL CDD (STEP TO 6.61% ON 11/1/2024)(b)	5/1/2040	0.00	73,268	75,473
90,000	TOLOMATO FL CDD (STEP TO 6.61% ON 5/1/2019)(b)	5/1/2040	0.00	82,149	84,835
50,000	TOLOMATO FL CDD (STEP TO 6.61% ON 5/1/2022)(b)	5/1/2040	0.00	43,239	39,586
1,000,000	TRACY CA JT UNIF SCH DIST (STEP TO 7.30% ON 8/1/2027)(b)	8/1/2041	0.00	604,216	826,130
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.13	654,919	682,902
750,000	TRAVIS CNTY TX HLTH FACS DEV CORP(f)(h)	1/1/2047	5.25	750,000	802,027
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,586	536,480
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	500,409	501,285
1,250,000	TUSTIN CA UNIF SCH DIST (STEP TO 6.00% ON 8/1/2019)(b)	8/1/2028	0.00	1,150,536	1,317,062
555,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	548,540	569,164
750,000	UPPER IL RIVER VLY DEV AUTH(e)	12/1/2022	4.00	743,686	739,620
750,000	UPPER IL RIVER VLY DEV AUTH(e)	12/1/2037	5.25	766,880	758,445
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,504,880	1,517,340
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(e)	4/15/2045	6.00	764,357	780,188
165,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	165,000	170,349
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	520,365
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	981,993	1,008,960
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,184	714,088
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,039,480
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,030,500
500,000	VIRGINIA ST HSG DEV AUTH	5/1/2041	3.55	500,000	499,990
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,554,145
1,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	1,500,000	1,597,260
1,205,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,197,325	1,231,064
530,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2025	6.00	533,062	560,184
1,000,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2031	5.00	1,001,780	1,081,280

36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2031	5.00	$802,382	785,010
675,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2035	5.75	675,000	683,957
600,000	WASHINGTON ST HSG FIN COMMISSION(e)	7/1/2036	5.00	638,313	620,430
500,000	WASHINGTON ST HSG FIN COMMISSION(e)	1/1/2038	5.00	548,184	547,725
750,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2045	3.80	750,000	756,338
1,000,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2047	4.00	1,065,475	1,051,390
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	3,916
170,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	168,856	170,529
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,538,700
135,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	135,000	137,560
705,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2047	4.13	705,000	722,766
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,679,247	1,703,685
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	571,874	592,229
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	307,808	342,534
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	267,626	298,297
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,352,133
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	605,652	632,826
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,093,290	1,085,490
750,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	745,792	793,095
905,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	908,312	946,268
630,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	636,030	675,392
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,410,378	1,459,354
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	735,489	732,319
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	520,695	523,915
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,081,217	2,149,600
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,454,488	1,462,790
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	508,510
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,021,010
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,004,937	1,006,510
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,502,100
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	928,640	945,388
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,974	771,667
1,645,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,645,000	1,665,859
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	294,784
	Sub-total Municipal Bonds:			461,244,857	478,597,750	89.98%
Short-Term Investments:
21,628,169	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.46%(i)			21,628,169	21,628,169
	Sub-total Short-Term Investments:			21,628,169	21,628,169	4.07%
	Grand total			$508,351,959	525,495,097	98.80%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	For step bonds, the coupon rate disclosed is the current rate in effect.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

(d)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(g)	Zero coupon bond.
(h)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $6,336,567 with net purchases of $15,291,602 for the three months ended March 31, 2018.

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Florida	11.10%
Illinois	10.39
California	9.10
Texas	6.16
Georgia	4.51
New York	4.17
Indiana	4.11
Pennsylvania	3.76
Wisconsin	3.69
Colorado	3.58
Other	39.43
100.00%

At March 31, 2018, the Clearwater Tax-Exempt Bond Fund had outstanding futures contracts as follows:

					Value and
					Unrealized
	Number of	Notional	Contract	Contract	Appreciation
Type	Contracts	Amount	Position	Exp.	(Depreciation)
10-Year U.S. Treasury Note	520	$(62,993,125)	Short	6/18	$(485,130)
U.S. Treasury Long Bond	78	(11,436,750)	Short	6/18	(273,259)
2-Year U.S. Treasury Note	166	(35,293,156)	Short	6/18	(5,705)
5-Year U.S. Treasury Note	221	(25,295,867)	Short	6/18	(81,044)
Total					$(845,138)

38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2018.

39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2018 (unaudited)

In December 2016, FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended March 31, 2018.

	Tax-Exempt Bond Fund (a)
	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$25,269,178	$—	$—	$25,269,178
Municipal Bonds
Airports	—	2,787,165	—	2,787,165
Bond Banks	—	515,160	—	515,160
Development	—	36,923,693	—	36,923,693
Education	—	37,169,164	—	37,169,164
Facilities	—	2,951,913	—	2,951,913
General	—	45,555,066	—	45,555,066
General Obligations	—	21,119,864	—	21,119,864
Higher Education	—	18,660,396	—	18,660,396
Housing	—	26,222,227	—	26,222,227
Medical	—	34,042,549	—	34,042,549
Mello-Roos	—	1,741,370	—	1,741,370
Multifamily Housing	—	43,105,069	—	43,105,069
Nursing Home	—	67,185,947	—	67,185,947
Power	—	3,760,598	—	3,760,598
School District	—	31,582,012	—	31,582,012
Single Family Housing	—	89,462,064	—	89,462,064
Student Loan	—	1,405,240	—	1,405,240
Tobacco Settlement	—	655,382	—	655,382
Transportation	—	7,206,197	—	7,206,197
Utilities	—	396,781	—	396,781
Water	—	6,149,893	—	6,149,893
Short-Term Investments	21,628,169	—	—	21,628,169
Total Assets	$46,897,347	$478,597,750	$—	$525,495,097

For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures contracts	$(845,138)	$—	$—	$(845,138)

The Clearwater Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At March 31, 2018, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2017.

There were no significant Level 3 valuations for which significant unobservable inputs were developed at March 31, 2018.

40	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

March 31, 2018 (unaudited)

Clearwater Tax-Exempt Bond Fund Portfolio Diversification

(as a percentage of net assets)

41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
4,885	AGL ENERGY LTD.	$66,947	81,847
32,826	ALUMINA LTD.	29,381	59,917
20,092	AMP LTD.	44,790	77,401
37,762	APA GROUP	210,499	229,303
2,554	ASX LTD.	51,631	110,555
80,380	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,182,375	1,667,649
68,613	BANK OF QUEENSLAND LTD.	536,423	581,976
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	535,739
179,910	BGP HOLDINGS PLC(b)	—	—
11,553	BHP BILLITON LTD.	134,009	255,556
10,199	BORAL LTD.	28,970	58,675
23,955	BRAMBLES LTD.	114,907	184,362
1,234	CIMIC GROUP LTD.	49,785	42,573
971	COCHLEAR LTD.	35,893	136,245
23,488	COMMONWEALTH BANK OF AUSTRALIA	947,318	1,311,893
46,957	CSL LTD.	3,103,155	5,646,417
14,184	DEXUS	62,970	101,993
97,180	FORTESCUE METALS GROUP LTD.	212,026	325,272
18,737	GOODMAN GROUP	48,414	121,775
18,683	INCITEC PIVOT LTD.	30,152	50,728
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	276,087
10,015	LENDLEASE GROUP	61,130	133,947
7,617	MACQUARIE GROUP LTD.	165,840	607,706
27,890	NATIONAL AUSTRALIA BANK LTD.	442,099	613,665
9,045	NEWCREST MINING LTD.	89,996	135,980
24,361	OIL SEARCH LTD.	133,952	134,611
17,965	ORIGIN ENERGY LTD.(c)	77,151	121,394
16,330	ORORA LTD.	16,762	41,550
416	PERPETUAL LTD.	7,027	15,030
5,743	QBE INSURANCE GROUP LTD.	48,456	42,660
2,468	RAMSAY HEALTH CARE LTD.	49,765	118,825
20,500	SANTOS LTD.(c)	45,732	80,564
80,218	SCENTRE GROUP	192,775	236,968
5,884	SEEK LTD.	49,598	84,666
9,824	SONIC HEALTHCARE LTD.	79,849	173,190
101,955	SOUTH32 LTD.	70,421	254,135
11,647	STAR ENTERTAINMENT GROUP (THE) LTD.	31,304	47,767
13,885	STOCKLAND	48,681	43,063
9,837	SYDNEY AIRPORT	33,263	50,998
29,923	TABCORP HOLDINGS LTD.	79,432	101,452
62,716	TELSTRA CORP. LTD.	166,825	152,167
13,099	TRANSURBAN GROUP	36,728	115,361
12,264	TREASURY WINE ESTATES LTD.	49,093	160,163
67,359	VICINITY CENTRES	118,058	125,200
29,744	WESTFIELD CORP.	146,662	195,385
60,491	WESTPAC BANKING CORP.	871,309	1,337,632
3,970	WOODSIDE PETROLEUM LTD.	74,324	89,693
16,846	WOOLWORTHS GROUP LTD.	309,168	341,419
		10,974,158	17,411,154	2.81%
Austria:
1,685	BUWOG A.G.(c)	30,804	60,250
3,566	ERSTE GROUP BANK A.G.(c)	63,770	179,343
931	IMMOFINANZ A.G.(c)	—	2,425
313	STRABAG S.E. (BEARER)	5,505	12,406
		100,079	254,424	0.04%
Belgium:
7,120	AGEAS	106,908	368,098
13,822	ANHEUSER-BUSCH INBEV S.A./N.V.	502,521	1,519,074
18,158	BARCO N.V.	1,517,130	2,234,964
24,293	GROUPE BRUXELLES LAMBERT S.A.	2,132,635	2,777,851
4,347	KBC GROUP N.V.	101,356	378,910
66,037	ONTEX GROUP N.V.	2,082,455	1,767,352
2,962	PROXIMUS SADP	71,203	91,978
1,071	TELENET GROUP HOLDING N.V.(c)	51,789	71,582

42	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont’d):
1,091	UCB S.A.	$30,547	88,997
		6,596,544	9,298,806	1.50%
Brazil:
856,000	CAMIL ALIMENTOS S.A.(c)	2,162,489	1,931,636
147,800	GRENDENE S.A.	1,138,996	1,224,858
84,200	M DIAS BRANCO S.A.(c)	957,716	1,300,957
90,900	RAIA DROGASIL S.A.(c)	1,902,687	2,059,495
		6,161,888	6,516,946	1.05%
Canada:
3,480	AGNICO EAGLE MINES LTD.	121,170	146,401
170,600	ALAMOS GOLD, INC., CLASS A	1,178,151	888,826
4,817	ALIMENTATION COUCHE-TARD, INC., CLASS B	138,408	215,622
2,544	ALTAGAS LTD.	58,867	47,075
1,362	ATCO LTD., CLASS I	49,205	43,746
95,100	BADGER DAYLIGHTING LTD.	1,696,426	1,902,221
1,832	BANK OF MONTREAL	92,850	138,386
4,846	BANK OF NOVA SCOTIA (THE)	170,376	298,505
22,326	BARRICK GOLD CORP.	176,666	278,133
49,653	BOMBARDIER, INC., CLASS B(c)	48,169	144,525
17,842	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,184	695,483
11,740	CAE, INC.	85,345	218,516
304,400	CANACCORD GENUITY GROUP, INC.	1,163,984	1,637,359
15,100	CANADA GOOSE HOLDINGS, INC.(c)	252,671	505,267
6,639	CANADIAN IMPERIAL BANK OF COMMERCE	268,953	586,011
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,168,933
26,238	CANADIAN NATURAL RESOURCES LTD.	589,011	824,806
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	635,917
22,695	CANADIAN PACIFIC RAILWAY LTD.	2,931,368	4,005,667
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	97,826
1,912	CANADIAN UTILITIES LTD., CLASS A	57,849	51,037
71,809	CANADIAN WESTERN BANK	1,506,565	1,842,114
1,570	CCL INDUSTRIES, INC., CLASS B	45,979	79,259
6,978	CGI GROUP, INC., CLASS A(c)	55,128	402,426
167	CONSTELLATION SOFTWARE, INC.	49,226	113,310
19,949	DOLLARAMA, INC.	2,299,336	2,424,508
7,455	ECN CAPITAL CORP.	17,223	19,905
5,947	EMERA, INC.	224,403	188,147
2,478	EMPIRE CO. LTD., CLASS A	48,351	49,739
10,904	ENBRIDGE, INC.	392,803	342,943
33,604	ENCANA CORP.	212,882	369,596
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	106,957
8,046	FIRST QUANTUM MINERALS LTD.	52,095	112,976
2,389	FRANCO-NEVADA CORP.	109,265	162,994
20,200	GENWORTH MI CANADA, INC.	473,941	642,838
1,061	GEORGE WESTON LTD.	92,079	85,417
6,104	GILDAN ACTIVEWEAR, INC.	33,435	176,295
13,297	GOLDCORP, INC.	152,025	183,610
391,600	GRAN TIERRA ENERGY, INC.(c)	978,737	1,088,158
2,864	HYDRO ONE LTD.(d)	51,252	46,505
75,250	IMPERIAL OIL LTD.	2,685,664	1,992,882
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	4,567
33,281	KINROSS GOLD CORP.(c)	62,810	131,486
3,301	LOBLAW COS. LTD.	137,581	166,773
9,476	MAGNA INTERNATIONAL, INC.	61,549	533,763
31,473	MANULIFE FINANCIAL CORP.	380,571	584,340
3,570	METHANEX CORP.	141,538	216,275
3,000	METRO, INC.	54,328	95,704
111,100	MULLEN GROUP LTD.	1,569,568	1,270,232
13,432	NUTRIEN LTD.	376,707	634,823
2,600	ONEX CORP.	105,376	187,520
6,564	OPEN TEXT CORP.	72,477	228,353
23,139	PEMBINA PIPELINE CORP.	537,455	721,999
583	PRAIRIESKY ROYALTY LTD.	11,473	12,747
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	209,486
2,451	RIOCAN REAL ESTATE INVESTMENT TRUST	47,061	44,974
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	84,907
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	417,766

43	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
27,066	ROYAL BANK OF CANADA	$909,444	2,090,743
33,900	RUSSEL METALS, INC.	637,018	738,335
4,800	SAPUTO, INC.	103,951	154,057
4,800	SEVEN GENERATIONS ENERGY LTD., CLASS A(c)	46,370	59,611
6,379	SHAW COMMUNICATIONS, INC., CLASS B	97,657	122,891
60,200	SHAWCOR LTD.	1,461,939	1,140,125
2,748	SMARTCENTRES REAL ESTATE INVESTMENT TRUST	64,278	62,090
2,877	SNC-LAVALIN GROUP, INC.	119,463	126,326
11,810	SUN LIFE FINANCIAL, INC.	235,812	485,013
32,366	SUNCOR ENERGY, INC.	755,817	1,117,680
19,201	TECK RESOURCES LTD., CLASS B	97,101	494,500
4,548	TELUS CORP.	59,716	159,702
8,041	THOMSON REUTERS CORP.	206,631	310,755
30,016	TORONTO-DOMINION BANK (THE)	557,894	1,703,318
10,905	TRANSCANADA CORP.	465,543	450,979
104	TRISURA GROUP LTD.(c)	490	2,079
1,366	VERMILION ENERGY, INC.	48,551	44,044
4,726	WHEATON PRECIOUS METALS CORP.	58,903	96,292
25,967	YAMANA GOLD, INC.	47,753	71,753
		29,176,623	39,936,849	6.44%
China:
14,379	BAIDU, INC. ADR(c)(e)	1,869,279	3,209,249
1,632,000	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	941,242	1,194,959
2,385,800	GOODBABY INTERNATIONAL HOLDINGS LTD.	1,121,031	1,642,296
1,977,000	GREATVIEW ASEPTIC PACKAGING CO. LTD.	1,052,505	1,329,611
39,300	HOLLYSYS AUTOMATION TECHNOLOGIES LTD.	796,982	971,496
70,400	SHANGHAI HAOHAI BIOLOGICAL TECHNOLOGY CO. LTD., CLASS H(d)	326,859	443,900
69,255	TENCENT HOLDINGS LTD.	464,936	3,686,528
3,198,500	XTEP INTERNATIONAL HOLDINGS LTD.	1,375,201	1,781,088
		7,948,035	14,259,127	2.30%
Denmark:
74	AP MOLLER - MAERSK A/S, CLASS A(c)	73,820	108,869
147	AP MOLLER - MAERSK A/S, CLASS B(c)	155,573	229,147
21,538	CARLSBERG A/S, CLASS B	1,865,766	2,573,767
35,335	CHR HANSEN HOLDING A/S	1,625,437	3,053,028
2,568	COLOPLAST A/S, CLASS B	99,594	217,644
13,100	DANSKE BANK A/S	138,182	489,573
1,592	DSV A/S	48,904	125,544
200	FLSMIDTH & CO. A/S	6,013	12,927
808	GENMAB A/S(c)	101,229	173,950
62,467	ISS A/S	2,054,332	2,318,043
21,149	NILFISK HOLDING A/S(c)	1,214,854	992,494
23,139	NOVO NORDISK A/S, CLASS B	335,305	1,138,541
20,636	NOVOZYMES A/S, CLASS B	551,271	1,068,637
2,600	PANDORA A/S	18,150	281,834
10,154	TDC A/S(c)	50,412	84,231
3,250	TOPDANMARK A/S(c)	33,362	153,918
3,244	VESTAS WIND SYSTEMS A/S	150,564	232,265
3,896	WILLIAM DEMANT HOLDING A/S(c)	70,444	145,059
		8,593,212	13,399,471	2.16%
Finland:
100,041	AMER SPORTS OYJ(c)	1,928,073	3,087,722
2,770	ELISA OYJ	86,574	125,465
64,770	HUHTAMAKI OYJ	1,931,841	2,844,774
1,396	KESKO OYJ, CLASS B	30,705	80,061
4,902	KONE OYJ, CLASS B	86,493	244,857
7,075	NESTE OYJ	67,704	493,452
61,900	NOKIA OYJ	203,584	342,162
2,240	NOKIAN RENKAAT OYJ	31,307	101,889
1,960	ORION OYJ, CLASS B	49,561	60,043
103,442	OUTOTEC OYJ(c)	822,621	925,746
5,232	SAMPO OYJ, CLASS A	211,995	291,811
15,829	STORA ENSO OYJ (REGISTERED)	75,698	291,363
11,934	UPM-KYMMENE OYJ(c)	99,928	442,856
1,849	VALMET OYJ	14,443	37,105

44	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont’d):
7,056	WARTSILA OYJ ABP	$56,960	156,105
		5,697,487	9,525,411	1.54%
France:
1,275	ACCOR S.A.	29,826	68,875
3,443	AEROPORTS DE PARIS	334,974	750,539
10,877	AIRBUS S.E.	357,319	1,258,509
1,093	ARKEMA S.A.	77,841	142,727
435	ATOS S.E.	30,494	59,559
30,343	AXA S.A.	403,058	807,790
16,523	BNP PARIBAS S.A.	678,366	1,225,105
16,698	BOLLORE S.A.	52,911	89,114
2,871	BOUYGUES S.A.	90,917	144,020
3,068	CAPGEMINI S.E.	111,959	382,640
2,834	CARREFOUR S.A.	51,599	58,860
774	CASINO GUICHARD PERRACHON S.A.	36,795	37,951
8,207	CIE DE SAINT-GOBAIN	279,263	433,503
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	180,725	503,159
26,672	CREDIT AGRICOLE S.A.	211,038	433,979
9,359	DANONE S.A.	473,663	758,028
1,781	EDENRED	26,435	61,972
67,951	ENGIE S.A.	864,155	1,135,226
19,018	ESSILOR INTERNATIONAL CIE GENERALE D’OPTIQUE S.A.	2,383,453	2,567,220
2,673	EURAZEO S.A.	77,917	246,137
1,133	FONCIERE DES REGIONS	96,781	125,095
564	GECINA S.A.	51,331	98,029
9,468	GETLINK S.E.	72,457	135,172
4,585	HERMES INTERNATIONAL	1,723,178	2,718,624
514	ILIAD S.A.	68,964	106,391
740	INGENICO GROUP S.A.	56,963	60,210
1,026	KERING S.A.	174,510	491,962
2,335	KLEPIERRE S.A.	57,367	94,217
2,119	LAGARDERE S.C.A.	50,227	60,560
4,882	LEGRAND S.A.	111,114	383,166
6,266	L’OREAL S.A.	661,338	1,415,540
16,443	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,408,212	5,070,841
20,736	NATIXIS S.A.	68,871	170,206
39,439	ORANGE S.A.	438,130	669,782
14,254	PERNOD RICARD S.A.	2,069,334	2,374,495
12,969	PEUGEOT S.A.	78,174	312,323
4,895	RENAULT S.A.	134,511	594,681
2,684	SAFRAN S.A.	123,278	284,426
24,263	SANOFI	1,499,641	1,949,659
278	SCHNEIDER ELECTRIC S.E.(c)	8,838	24,535
7,138	SCHNEIDER ELECTRIC S.E.(c)	267,356	627,865
1,813	SCOR S.E.	36,441	74,254
3,283	SES S.A.	48,195	44,478
14,520	SOCIETE GENERALE S.A.	503,103	789,965
10,493	SODEXO S.A.	859,931	1,058,661
9,578	TELEVISION FRANCAISE 1	79,414	130,469
1,413	THALES S.A.	81,763	172,178
21,913	TOTAL S.A.	1,029,479	1,245,396
1,568	UNIBAIL-RODAMCO S.E.	177,708	358,926
1,878	VALEO S.A.	76,759	124,191
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	324,202
7,810	VINCI S.A.	316,569	768,981
88,523	VIVENDI S.A.	1,711,533	2,291,201
1,345	WENDEL S.A.	91,561	209,941
		22,131,184	36,525,535	5.89%
Germany:
19,779	ADIDAS A.G.	3,158,763	4,790,102
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,870,556
15,026	BASF S.E.	542,099	1,527,106
17,136	BAYER A.G. (REGISTERED)	1,013,636	1,937,621
5,770	BAYERISCHE MOTOREN WERKE A.G.	473,448	626,191
2,206	BEIERSDORF A.G.	146,950	249,806
1,188	BRENNTAG A.G.	43,546	70,699
29,496	COMMERZBANK A.G.(c)	190,394	383,219

45	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
916	CONTINENTAL A.G.	$47,943	253,022
17,639	DAIMLER A.G. (REGISTERED)(c)	589,913	1,498,878
18,447	DEUTSCHE BANK A.G. (REGISTERED)	290,219	257,211
4,525	DEUTSCHE BOERSE A.G.	273,152	616,421
2,487	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	29,539	79,444
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	779,606
72,227	DEUTSCHE TELEKOM A.G. (REGISTERED)	948,582	1,178,253
3,463	DEUTSCHE WOHNEN S.E.	80,362	161,639
13,749	E.ON S.E.	110,135	152,783
594	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	21,418	60,651
6,867	FRESENIUS S.E. & CO. KGAA	150,261	524,521
30,101	GERRESHEIMER A.G.	2,083,037	2,472,217
76,043	GRAND CITY PROPERTIES S.A.	1,218,832	1,817,802
2,246	HANNOVER RUECK S.E.	94,321	306,743
3,952	HEIDELBERGCEMENT A.G.	143,515	388,293
671	HENKEL A.G. & CO. KGAA	49,267	84,452
2,600	HOCHTIEF A.G.	108,936	485,964
1,280	HUGO BOSS A.G.	70,065	111,558
21,437	INFINEON TECHNOLOGIES A.G.	117,250	574,298
65,199	JENOPTIK A.G.	1,366,459	2,306,405
2,661	K+S A.G. (REGISTERED)	50,126	76,812
1,373	LINDE A.G.	199,368	275,651
656	LINDE A.G.(c)	153,393	138,100
542	MAN S.E.	59,053	63,194
2,050	MERCK KGAA	86,079	196,667
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	718,871
1,517	OSRAM LICHT A.G.	42,957	111,699
1,489	PROSIEBENSAT.1 MEDIA S.E.	25,180	51,644
4,024	RATIONAL A.G.	1,489,361	2,533,748
2,803	RWE A.G.(c)	57,958	69,240
17,103	SAP S.E.	683,559	1,789,762
13,106	SIEMENS A.G. (REGISTERED)	795,701	1,671,673
21,310	STABILUS S.A.	1,262,498	2,035,946
33,787	TELEFONICA DEUTSCHLAND HOLDING A.G.	130,155	158,755
2,356	THYSSENKRUPP A.G.	44,466	61,445
7,071	TUI A.G. - CDI	57,698	151,547
9,713	TUI A.G. - CDI	124,901	208,523
4,249	UNIPER S.E.	47,803	129,501
404	VOLKSWAGEN A.G.	40,235	80,894
2,682	VONOVIA S.E.	98,410	133,007
1,702	ZALANDO S.E.(c)(d)	61,430	92,851
11,003	ZOOPLUS A.G.(c)	2,278,635	2,005,783
		22,471,450	38,320,774	6.18%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	91,675
		54,075	91,675	0.01%
Hong Kong:
669,800	AIA GROUP LTD.	3,771,814	5,717,998
181,500	BOC HONG KONG HOLDINGS LTD.	447,601	890,045
56,044	CK ASSET HOLDINGS LTD.	165,366	474,250
52,044	CK HUTCHISON HOLDINGS LTD.	307,834	625,704
10,000	CK INFRASTRUCTURE HOLDINGS LTD.	46,496	82,190
34,500	CLP HOLDINGS LTD.	236,618	352,672
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	165,002
15,300	HANG SENG BANK LTD.	175,457	356,706
20,936	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	137,167
93,690	HONG KONG & CHINA GAS CO. LTD.	169,115	193,164
12,600	HONG KONG EXCHANGES & CLEARING LTD.	218,717	414,160
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	244
17,941	I-CABLE COMMUNICATIONS LTD.(c)	648	458
40,500	LINK REIT	84,196	347,343
30,500	MTR CORP. LTD.	88,703	164,853
43,500	NWS HOLDINGS LTD.	52,824	79,251
2,588,000	PAX GLOBAL TECHNOLOGY LTD.	1,305,669	1,177,746
190,000	PCCW LTD.	77,805	110,234
24,000	POWER ASSETS HOLDINGS LTD.	139,092	214,894

46	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
172,800	SANDS CHINA LTD.	$551,191	938,304
27,400	SINO LAND CO. LTD.	29,978	44,586
517,000	STELLA INTERNATIONAL HOLDINGS LTD.	1,145,145	689,367
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	127,439
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	192,780
412,900	TECHTRONIC INDUSTRIES CO. LTD.	1,325,008	2,438,996
875,000	VALUE PARTNERS GROUP LTD.	642,301	826,067
143,000	VTECH HOLDINGS LTD.	1,910,632	1,810,580
83,500	WH GROUP LTD.(d)	45,547	89,754
6,000	WHARF HOLDINGS (THE) LTD.	50,398	20,785
6,000	WHARF REAL ESTATE INVESTMENT CO. LTD.(c)	34,958	39,280
19,000	WHEELOCK & CO. LTD.	30,489	139,342
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	59,909
		13,361,555	18,921,270	3.05%
India:
157,284	BHARTI INFRATEL LTD.	823,964	814,470
341,214	DEWAN HOUSING FINANCE CORP. LTD.	1,723,836	2,729,147
143,344	HCL TECHNOLOGIES LTD.	1,723,615	2,144,268
38,045	HDFC BANK LTD. ADR(e)	2,396,990	3,757,704
		6,668,405	9,445,589	1.52%
Ireland:
28,417	ACCENTURE PLC, CLASS A	3,324,792	4,362,010
1,332	AERCAP HOLDINGS N.V.(c)	50,212	67,559
16,075	CRH PLC	247,661	546,539
1,342	DCC PLC	129,288	123,659
22,916	ICON PLC(c)	1,672,592	2,707,296
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	206,224
3,255	KERRY GROUP PLC, CLASS A	214,084	330,986
33,520	MEDTRONIC PLC	2,582,668	2,688,974
506	PADDY POWER BETFAIR PLC	55,156	51,989
19,340	RYANAIR HOLDINGS PLC ADR(c)(e)	2,102,283	2,375,919
		10,483,960	13,461,155	2.17%
Israel:
21,007	BANK HAPOALIM B.M.	79,922	144,434
2,094	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(c)	161,340	208,018
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	112,983
2,937	NICE LTD.(c)	148,741	275,561
9,647	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(e)	139,124	164,867
		580,262	905,863	0.15%
Italy:
25,746	ASSICURAZIONI GENERALI S.P.A.	314,339	496,369
18,890	ATLANTIA S.P.A.	374,706	585,616
63,009	AZIMUT HOLDING S.P.A.	1,015,728	1,356,047
25,272	BANCA MEDIOLANUM S.P.A.	87,322	220,718
81,915	ENEL S.P.A.	280,368	501,907
1,022	FERRARI N.V.	9,333	123,171
22,181	FERRARI N.V.	2,144,396	2,671,729
1,181	GEDI GRUPPO EDITORIALE S.P.A.(c)	1,053	653
83,252	INTERPUMP GROUP S.P.A.	1,681,766	2,817,773
190,462	INTESA SANPAOLO S.P.A.	334,054	694,574
10,070	LEONARDO S.P.A.	50,331	116,465
39,101	LUXOTTICA GROUP S.P.A.	2,058,977	2,433,341
10,830	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	70,955	127,487
1,669	PRYSMIAN S.P.A.	29,837	52,510
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(c)	460	1,026
76,191	SNAM S.P.A.	276,534	350,478
282,285	TECHNOGYM S.P.A.(d)	1,787,669	3,344,611
30,527	TENARIS S.A.	385,417	527,768
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	202,737
18,447	TOD’S S.P.A.	1,228,297	1,341,073
23,188	UNICREDIT S.P.A.(c)	341,459	486,534
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	226,793
		12,757,195	18,679,380	3.01%
Japan:
1,400	ABC-MART, INC.	51,583	92,233

47	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,700	AEON CO. LTD.	$52,433	83,903
4,800	AEON FINANCIAL SERVICE CO. LTD.	49,903	110,296
3,600	AEON MALL CO. LTD.	50,736	75,448
2,300	AISIN SEIKI CO. LTD.	37,584	124,938
15,000	AJINOMOTO CO., INC.	116,767	271,369
2,500	ALFRESA HOLDINGS CORP.	24,420	55,636
2,000	AMADA HOLDINGS CO. LTD.	10,582	24,285
1,400	ANA HOLDINGS, INC.	35,110	54,182
65,400	ANICOM HOLDINGS, INC.(c)	1,452,220	2,738,189
1,800	AOZORA BANK LTD.	51,121	71,641
67,700	ASAHI CO. LTD.	935,870	827,123
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	298,249
31,000	ASAHI KASEI CORP.	147,138	407,584
134,100	ASICS CORP.	2,185,913	2,481,490
37,000	ASTELLAS PHARMA, INC.	236,149	561,233
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	49,269
6,600	BANK OF KYOTO (THE) LTD.	216,700	368,441
13,800	BRIDGESTONE CORP.	205,726	599,701
5,200	BROTHER INDUSTRIES LTD.	38,445	120,855
156,800	BUNKA SHUTTER CO. LTD.	1,279,360	1,522,244
15,500	CANON, INC.	438,724	561,266
67,200	CAPCOM CO. LTD.	744,702	1,451,932
2,800	CENTRAL JAPAN RAILWAY CO.	245,792	529,712
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	227,527
7,900	CITIZEN WATCH CO. LTD.	31,581	56,723
9,857	CONCORDIA FINANCIAL GROUP LTD.	47,717	54,378
2,500	DAI NIPPON PRINTING CO. LTD.	46,806	51,642
126,800	DAIBIRU CORP.	1,258,794	1,469,333
16,500	DAI-ICHI LIFE HOLDINGS, INC.	198,959	301,219
9,700	DAIICHI SANKYO CO. LTD.	150,922	321,434
4,500	DAIKIN INDUSTRIES LTD.	124,473	496,288
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	207,396
13,600	DAIWA HOUSE INDUSTRY CO. LTD.	194,625	524,036
25,000	DAIWA SECURITIES GROUP, INC.	96,011	159,462
8,200	DENSO CORP.	185,234	448,513
2,800	DENTSU, INC.	46,871	122,889
84,200	DESCENTE LTD.	762,552	1,328,620
53,900	DOWA HOLDINGS CO. LTD.	1,831,532	1,929,975
7,000	EAST JAPAN RAILWAY CO.	392,789	648,785
3,400	EISAI CO. LTD.	112,861	216,676
7,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	169,053	189,042
1,800	FAMILYMART UNY HOLDINGS CO. LTD.	52,590	151,572
16,800	FANUC CORP.	3,633,463	4,256,642
1,400	FAST RETAILING CO. LTD.	214,903	568,921
21,000	FUJI ELECTRIC CO. LTD.	51,969	142,888
65,700	FUJI OIL HOLDINGS, INC.	1,298,414	1,982,022
8,800	FUJIFILM HOLDINGS CORP.	165,274	351,074
18,000	FUJITSU LTD.	64,886	110,769
70,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	376,956
3,200	FURUKAWA ELECTRIC CO. LTD.	65,376	171,721
49,500	HACHIJUNI BANK (THE) LTD.	214,554	265,166
3,000	HAMAMATSU PHOTONICS K.K.	52,686	113,341
2,400	HANKYU HANSHIN HOLDINGS, INC.	57,098	88,981
341	HIROSE ELECTRIC CO. LTD.	28,701	46,888
95,000	HITACHI LTD.	295,895	688,182
6,200	HITACHI METALS LTD.	47,471	73,301
12,400	HONDA MOTOR CO. LTD.	301,692	426,521
5,300	HOYA CORP.	112,594	264,240
39,400	IDEC CORP.	957,610	954,590
215,400	IDOM, INC.	1,269,501	1,522,304
18,200	ITOCHU CORP.	192,005	353,464
4,000	J FRONT RETAILING CO. LTD.	31,099	68,004
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	129,599
10	JAPAN REAL ESTATE INVESTMENT CORP.	49,036	51,783
27	JAPAN RETAIL FUND INVESTMENT CORP.	47,846	51,815
11,600	JAPAN TOBACCO, INC.	332,221	334,247
5,000	JTEKT CORP.	36,670	74,057

48	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
84,700	JXTG HOLDINGS, INC.	$326,972	512,395
13,000	KAJIMA CORP.	44,950	120,586
2,100	KANSAI PAINT CO. LTD.	12,205	48,906
10,000	KAO CORP.	208,279	750,059
3,500	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	113,153
29,862	KDDI CORP.	239,416	762,371
4,000	KEIKYU CORP.	56,995	69,546
1,200	KEIO CORP.	36,571	51,257
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	76,829
10,062	KEYENCE CORP.	2,566,618	6,244,955
6,000	KIKKOMAN CORP.	52,867	241,342
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	46,746
10,000	KIRIN HOLDINGS CO. LTD.	103,112	266,200
34,100	KOBAYASHI PHARMACEUTICAL CO. LTD.	1,256,667	2,461,238
5,700	KOMATSU LTD.	142,116	190,009
2,300	KONAMI HOLDINGS CORP.	50,313	120,831
21,000	KUBOTA CORP.	129,773	367,483
4,100	KYOCERA CORP.	137,688	231,346
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	109,816
8,000	KYUSHU ELECTRIC POWER CO., INC.	70,471	95,334
1,400	LAWSON, INC.	63,601	95,390
1,900	LIXIL GROUP CORP.	21,742	42,427
2,400	M3, INC.	51,468	107,814
3,200	MAKITA CORP.	82,169	156,384
32,000	MARUBENI CORP.	162,807	231,538
6,500	MARUI GROUP CO. LTD.	32,287	132,437
11,400	MAZDA MOTOR CORP.	95,886	150,689
2,400	MEIJI HOLDINGS CO. LTD.	38,749	182,698
40,300	MEITEC CORP.	1,189,603	2,230,788
8,700	MINEBEA MITSUMI, INC.	84,406	185,766
36,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	149,792	356,397
18,300	MITSUBISHI CORP.	250,540	492,219
40,000	MITSUBISHI ELECTRIC CORP.	322,860	639,632
24,900	MITSUBISHI ESTATE CO. LTD.	334,662	420,870
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	203,623
5,700	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	218,240
13,300	MITSUBISHI MOTORS CORP.	60,808	95,121
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	74,282
195,000	MITSUBISHI UFJ FINANCIAL GROUP, INC.	915,016	1,277,337
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	158,338
14,000	MITSUI & CO. LTD.	128,045	239,791
7,400	MITSUI CHEMICALS, INC.	87,469	233,326
300	MITSUI MINING & SMELTING CO. LTD.	5,391	13,618
370,200	MIZUHO FINANCIAL GROUP, INC.	565,773	665,911
59,600	MORITA HOLDINGS CORP.	1,042,357	1,128,090
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	261,072
3,600	MURATA MANUFACTURING CO. LTD.	162,615	492,947
75,900	N FIELD CO. LTD.	1,350,940	1,423,058
5,000	NGK INSULATORS LTD.	63,090	86,180
4,100	NGK SPARK PLUG CO. LTD.	48,644	98,758
3,000	NH FOODS LTD.	72,315	122,927
3,900	NIDEC CORP.	129,234	600,733
94,600	NIHON PARKERIZING CO. LTD.	1,292,708	1,545,179
2,600	NINTENDO CO. LTD.	285,625	1,145,021
22	NIPPON BUILDING FUND, INC.	90,970	121,573
1,700	NIPPON EXPRESS CO. LTD.	60,747	113,754
22	NIPPON PROLOGIS REIT, INC.	45,892	47,347
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	699,967
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	207,697
30,600	NISSAN MOTOR CO. LTD.	279,227	317,489
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	72,741
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	83,229
2,700	NITORI HOLDINGS CO. LTD.	87,310	477,172
4,000	NITTO DENKO CORP.	125,248	299,911
97,400	NOMURA HOLDINGS, INC.	360,220	563,227
8,400	NOMURA REAL ESTATE HOLDINGS, INC.	130,390	198,306
3,267	NOMURA RESEARCH INSTITUTE LTD.	43,930	154,745

49	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
7,000	NSK LTD.	$50,459	93,811
7,000	NTT DATA CORP.	36,520	74,470
27,600	NTT DOCOMO, INC.	449,493	704,623
18,900	NTT URBAN DEVELOPMENT CORP.	159,857	230,910
12,000	OBAYASHI CORP.	48,665	131,272
5,100	OLYMPUS CORP.	71,174	193,638
1,100	OMRON CORP.	31,828	64,715
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	154,786
4,800	ORIENTAL LAND CO. LTD.	113,097	490,127
12,200	ORIX CORP.	138,498	215,152
2,400	OSAKA GAS CO. LTD.	36,678	47,355
6,100	OTSUKA HOLDINGS CO. LTD.	176,203	305,502
36,000	PANASONIC CORP.	242,138	514,600
2,600	PARK24 CO. LTD.	51,627	69,688
15,200	RAKUTEN, INC.	97,714	128,437
4,300	RECRUIT HOLDINGS CO. LTD.	77,690	106,869
19,300	RESONA HOLDINGS, INC.	74,265	101,937
1,200	RINNAI CORP.	52,047	113,904
4,200	ROHM CO. LTD.	166,807	399,850
200	RYOHIN KEIKAKU CO. LTD.	45,535	67,102
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	209,530
13,720	SBI HOLDINGS, INC.	111,165	313,714
3,400	SECOM CO. LTD.	133,812	253,071
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	115,601
8,400	SEIBU HOLDINGS, INC.	139,989	146,204
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	226,756
6,000	SEKISUI HOUSE LTD.	44,394	109,506
13,300	SEVEN & I HOLDINGS CO. LTD.	300,882	570,473
60,500	SEVEN BANK LTD.	178,793	192,749
4,000	SHIMADZU CORP.	25,419	112,476
1,000	SHIMAMURA CO. LTD.	61,206	125,088
1,500	SHIMANO, INC.	58,204	216,249
6,000	SHIMIZU CORP.	50,949	53,625
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	951,515
4,000	SHIONOGI & CO. LTD.	67,679	206,419
5,900	SHISEIDO CO. LTD.	88,706	377,771
900	SMC CORP.	106,941	364,297
18,400	SOFTBANK GROUP CORP.	412,233	1,374,747
9,000	SOMPO HOLDINGS, INC.	202,248	362,182
18,800	SONY CORP.	260,756	909,213
10,900	SQUARE ENIX HOLDINGS CO. LTD.	342,427	498,877
17,800	STANLEY ELECTRIC CO. LTD.	247,428	657,432
5,700	SUBARU CORP.	26,572	186,795
7,100	SUGI HOLDINGS CO. LTD.	330,753	393,017
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	145,670
7,800	SUMITOMO CORP.	67,035	131,289
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	67,140
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	134,268
2,400	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	91,011
6,500	SUMITOMO MITSUI FINANCIAL GROUP, INC.	228,819	272,327
1,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	33,400	53,875
4,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	110,500	147,925
95,000	SUMITOMO RUBBER INDUSTRIES LTD.	1,356,344	1,742,775
9,300	SUZUKI MOTOR CORP.	199,522	500,813
31,885	SYSMEX CORP.	981,487	2,888,693
7,200	T&D HOLDINGS, INC.	71,473	114,254
1,400	TAIHEIYO CEMENT CORP.	29,931	50,853
3,400	TAISEI CORP.	55,809	172,548
5,000	TAKASHIMAYA CO. LTD.	31,428	47,977
9,500	TAKEDA PHARMACEUTICAL CO. LTD.	383,399	462,746
1,100	TDK CORP.	52,815	99,140
31,400	TECHNOPRO HOLDINGS, INC.	1,204,459	1,891,584
5,800	TEIJIN LTD.	67,529	109,072
5,800	TERUMO CORP.	117,165	304,704
2,000	THK CO. LTD.	29,290	82,703
1,500	TOHO CO. LTD.	25,533	49,763
3,400	TOHO GAS CO. LTD.	81,221	104,488

50	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
10,600	TOHOKU ELECTRIC POWER CO., INC.	$96,604	141,559
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	640,797
28,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	104,659	108,275
3,300	TOKYO ELECTRON LTD.	135,391	620,737
6,000	TOKYO GAS CO. LTD.	103,615	159,100
9,800	TOKYO TATEMONO CO. LTD.	110,919	147,638
12,500	TOKYU CORP.	103,448	194,775
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	145,670
17,000	TORAY INDUSTRIES, INC.	70,413	160,805
72,000	TOSHIBA CORP.(c)	198,615	208,411
3,000	TOTO LTD.	30,029	158,169
3,000	TOYO SUISAN KAISHA LTD.	74,690	116,301
4,000	TOYOTA INDUSTRIES CORP.	101,266	242,094
46,662	TOYOTA MOTOR CORP.	1,594,403	2,992,981
1,800	TOYOTA TSUSHO CORP.	14,973	60,984
900	TREND MICRO, INC.	26,540	53,710
89,900	TSUMURA & CO.	2,658,944	3,088,055
7,800	UNICHARM CORP.	68,794	222,040
47	UNITED URBAN INVESTMENT CORP.	64,693	73,677
47,500	USHIO, INC.	553,345	637,470
4,900	USS CO. LTD.	56,003	99,009
4,100	WEST JAPAN RAILWAY CO.	134,756	286,331
457,700	YAHOO JAPAN CORP.	1,993,303	2,124,936
2,500	YAKULT HONSHA CO. LTD.	74,984	184,907
16,300	YAMADA DENKI CO. LTD.	56,674	97,734
8,300	YAMAHA MOTOR CO. LTD.	106,577	248,052
3,000	YAMATO HOLDINGS CO. LTD.	46,642	75,236
4,000	YAMAZAKI BAKING CO. LTD.	44,679	83,004
5,000	YASKAWA ELECTRIC CORP.	48,019	226,728
		61,893,839	104,001,224	16.77%
Mexico:
5,161	FRESNILLO PLC	72,704	91,941
1,059,134	WAL-MART DE MEXICO S.A.B. DE C.V.	2,640,356	2,709,709
		2,713,060	2,801,650	0.45%
Netherlands:
13,745	AALBERTS INDUSTRIES N.V.	255,423	701,741
39,919	ACCELL GROUP	739,842	871,699
35,981	AEGON N.V.	133,041	242,981
7,007	AKZO NOBEL N.V.	406,421	662,422
99,880	ARCADIS N.V.	1,934,773	1,965,725
27,560	ARCELORMITTAL(c)	380,361	874,153
7,173	ASML HOLDING N.V.	106,863	1,419,156
42,847	BETER BED HOLDING N.V.	761,408	492,752
23,129	CORE LABORATORIES N.V.	2,535,916	2,503,020
3,610	EXOR N.V.	90,616	257,923
2,765	HEINEKEN HOLDING N.V.	148,540	285,110
3,662	HEINEKEN N.V.	128,663	394,113
315,414	ING GROEP N.V.	3,244,873	5,327,259
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	418,647
3,281	KONINKLIJKE DSM N.V.	122,903	326,252
51,375	KONINKLIJKE KPN N.V.	108,346	154,234
47,282	KONINKLIJKE PHILIPS N.V.	1,290,091	1,817,049
1,264	NN GROUP N.V.	37,113	56,136
4,877	NXP SEMICONDUCTORS N.V.(c)	393,113	570,609
8,117	QIAGEN N.V.(c)	119,394	262,215
3,238	RANDSTAD HOLDING N.V.	99,928	213,346
60,420	ROYAL DUTCH SHELL PLC, CLASS A	1,485,541	1,895,963
81,662	ROYAL DUTCH SHELL PLC, CLASS B	1,800,118	2,631,551
6,193	WOLTERS KLUWER N.V.	101,075	329,819
		16,627,743	24,673,875	3.98%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	73,433
169,758	SPARK NEW ZEALAND LTD.	404,493	411,323
		454,579	484,756	0.08%
Norway:
13,773	DNB ASA	87,874	268,726

51	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway (Cont’d):
6,824	NORSK HYDRO ASA	$27,313	40,241
85,272	ORKLA ASA	591,199	916,661
11,584	STATOIL ASA	201,736	274,357
14,536	TELENOR ASA	210,513	330,613
91,288	TOMRA SYSTEMS ASA	949,718	1,917,467
108,139	XXL ASA(d)	1,216,223	1,110,851
2,500	YARA INTERNATIONAL ASA	58,115	106,204
		3,342,691	4,965,120	0.80%
Philippines:
166,141	METROPOLITAN BANK & TRUST CO.	284,349	274,277
3,065,000	VISTA LAND & LIFESCAPES, INC.	315,279	382,996
		599,628	657,273	0.11%
Poland:
23,200	CCC S.A.	1,222,714	1,582,972
		1,222,714	1,582,972	0.26%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	78,211
8,119	GALP ENERGIA SGPS S.A.	108,273	153,143
10,286	JERONIMO MARTINS SGPS S.A.	127,947	187,586
		284,749	418,940	0.07%
Russia:
88,580	YANDEX N.V., CLASS A(c)	2,098,972	3,494,481
		2,098,972	3,494,481	0.56%
Singapore:
124,600	CAPITALAND LTD.	247,485	340,992
36,000	CAPITALAND MALL TRUST	34,133	57,289
6,300	CITY DEVELOPMENTS LTD.	26,574	62,805
28,300	DBS GROUP HOLDINGS LTD.	159,243	596,987
21,000	KEPPEL CORP. LTD.	53,869	125,392
7,840	KEPPEL REIT	3,183	7,265
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	33,180	59,101
12,000	SINGAPORE AIRLINES LTD.	70,334	99,658
13,000	SINGAPORE EXCHANGE LTD.	40,226	73,414
115,500	SINGAPORE PRESS HOLDINGS LTD.	223,659	222,867
49,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	119,584	134,798
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	288,719
4,600	UNITED OVERSEAS BANK LTD.	26,071	97,000
15,000	UOL GROUP LTD.	49,917	98,313
35,400	WILMAR INTERNATIONAL LTD.	68,956	86,233
		1,340,690	2,350,833	0.38%
South Korea:
166,703	BNK FINANCIAL GROUP, INC.	1,604,412	1,626,523
221,052	DGB FINANCIAL GROUP, INC.	2,290,725	2,416,039
15,230	HYUNDAI MIPO DOCKYARD CO. LTD.(c)	1,418,066	1,428,839
5,641	HYUNDAI MOTOR CO.	792,127	759,437
558	KIA MOTORS CORP.	16,580	16,229
8,335	KOREA INVESTMENT HOLDINGS CO. LTD.	297,981	646,688
3,152	KT&G CORP.	314,672	295,712
2,366	SAMSUNG ELECTRONICS CO. LTD.	3,399,662	5,462,732
		10,134,225	12,652,199	2.04%
Spain:
13,770	ABERTIS INFRAESTRUCTURAS S.A.	177,462	308,851
1,260	ACCIONA S.A.	78,312	95,778
1,731	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	50,359	67,536
583	AENA S.M.E. S.A.(d)	50,199	117,487
5,299	AMADEUS IT GROUP S.A.	128,321	391,741
127,837	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	731,627	1,012,144
162,352	BANCO SANTANDER S.A.	719,485	1,058,871
214,293	BANKIA S.A.(c)	1,013,900	960,351
7,551	BANKINTER S.A.	51,111	77,701
96,203	CAIXABANK S.A.	236,376	458,811
46,016	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	1,972,504	2,379,255
10,362	ENAGAS S.A.	213,104	283,608
13,198	FERROVIAL S.A.	241,691	275,961
16,489	GAS NATURAL SDG S.A.	264,629	393,851

52	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
15,282	GRIFOLS S.A.	$273,864	432,865
54,401	IBERDROLA S.A.	265,914	400,131
44,685	INDUSTRIA DE DISENO TEXTIL S.A.	1,193,746	1,400,523
21,686	MAPFRE S.A.	49,735	72,128
26,579	RED ELECTRICA CORP. S.A.	390,097	547,499
47,986	REPSOL S.A.	589,129	852,550
		8,691,565	11,587,642	1.87%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	482,003
85,889	ATLAS COPCO AB, CLASS A	2,722,600	3,720,841
4,000	ATLAS COPCO AB, CLASS B	30,052	155,694
12,185	BULTEN AB	95,456	165,799
315,176	CLOETTA AB, CLASS B	1,231,418	1,202,290
25,110	DUNI AB	222,950	349,099
7,501	ELECTROLUX AB, CLASS B	95,788	236,038
8,600	ESSITY AB, CLASS B(c)	62,137	237,806
70,936	GRANGES AB	793,242	836,122
4,800	HENNES & MAURITZ AB, CLASS B	91,324	72,004
43,495	HEXAGON AB, CLASS B	2,396,105	2,605,839
17,500	HUSQVARNA AB, CLASS B	64,201	168,819
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	192,327
10,953	INVESTOR AB, CLASS B	150,033	487,549
3,000	KINNEVIK AB, CLASS B	51,225	108,085
3,301	LUNDIN PETROLEUM AB(c)	46,596	83,427
41,436	NORDEA BANK AB	232,747	442,667
13,973	SANDVIK AB	86,678	256,417
13,348	SECURITAS AB, CLASS B	106,689	227,324
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	369,445
2,800	SKANSKA AB, CLASS B	23,703	57,281
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	91,687
26,700	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	334,990
2,091	SWEDBANK AB, CLASS A	49,088	46,883
36,306	TELEFONAKTIEBOLAGET LM ERICSSON ADR(c)(e)	205,462	232,358
184,370	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	1,028,157	1,169,990
112,540	TETHYS OIL AB	863,807	906,641
139,080	THULE GROUP AB (THE)(d)	2,162,706	3,011,194
25,108	VOLVO AB, CLASS B	162,740	458,402
		13,467,679	18,709,021	3.02%
Switzerland:
198,584	ABB LTD. (REGISTERED)	3,908,390	4,729,147
3,728	ADECCO GROUP A.G. (REGISTERED)	131,290	265,623
1,324	ARYZTA A.G.(c)	32,104	29,464
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	74,074
6,726	BUCHER INDUSTRIES A.G. (REGISTERED)	1,903,406	2,810,139
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	217,054
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	218,200
28,902	CHUBB LTD.	2,721,276	3,952,927
28,471	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	1,930,957	2,557,558
26,209	CREDIT SUISSE GROUP A.G. (REGISTERED)(c)	305,324	439,773
4,176	FERGUSON PLC	70,461	314,116
990	GEBERIT A.G. (REGISTERED)	85,632	437,830
140	GIVAUDAN S.A. (REGISTERED)	76,496	319,113
121,887	GLENCORE PLC(c)	266,010	606,486
1,807	IDORSIA LTD.(c)	18,603	43,521
4,134	JULIUS BAER GROUP LTD.(c)	87,890	254,551
17,939	LAFARGEHOLCIM LTD. (REGISTERED)(c)	893,746	982,524
34,310	LOGITECH INTERNATIONAL S.A. (REGISTERED)	625,267	1,260,206
897	LONZA GROUP A.G. (REGISTERED)(c)	50,452	211,592
102,959	NESTLE S.A. (REGISTERED)	4,640,580	8,150,892
61,085	NOVARTIS A.G. (REGISTERED)	3,040,569	4,941,902
16,323	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,593,513	2,061,731
9,695	PARGESA HOLDING S.A. (BEARER)	636,914	860,267
12,406	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,614,189	2,845,439
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	297,870

53	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
589	SCHINDLER HOLDING A.G. (REGISTERED)	$68,597	123,334
121	SGS S.A. (REGISTERED)	130,564	297,476
364	SIKA A.G. (BEARER)	2,339,326	2,853,104
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	206,634
7,867	STMICROELECTRONICS N.V.	36,286	174,588
635	SULZER A.G. (REGISTERED)	30,609	83,530
984	SWATCH GROUP (THE) A.G. (BEARER)	257,037	434,165
743	SWISS LIFE HOLDING A.G. (REGISTERED)(c)	101,194	264,709
504	SWISS RE A.G.	37,466	51,319
529	SWISSCOM A.G. (REGISTERED)	191,612	262,356
33,165	TE CONNECTIVITY LTD.	1,023,397	3,313,183
4,544	TECAN GROUP A.G. (REGISTERED)	831,886	962,091
242,478	UBS GROUP A.G. (REGISTERED)(c)	3,968,864	4,269,598
4,668	ZURICH INSURANCE GROUP A.G.	912,788	1,531,733
		34,907,764	53,709,819	8.66%
Taiwan:
620,846	CHICONY ELECTRONICS CO. LTD.	1,599,189	1,599,120
311,000	GIANT MANUFACTURING CO. LTD.	1,727,769	1,642,625
2,254,000	KING YUAN ELECTRONICS CO. LTD.	2,273,821	2,338,495
323,000	MERIDA INDUSTRY CO. LTD.	1,692,528	1,467,829
96,161	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(e)	1,911,494	4,208,005
663,000	TRIPOD TECHNOLOGY CORP.	1,817,058	2,171,571
		11,021,859	13,427,645	2.16%
Thailand:
2,124,800	LPN DEVELOPMENT PCL (REGISTERED)	941,191	706,681
		941,191	706,681	0.11%
Turkey:
52,639	MAVI GIYIM SANAYI VE TICARET A.S., CLASS B(c)(d)	681,142	720,479
		681,142	720,479	0.12%
United Kingdom:
25,248	3I GROUP PLC	88,645	304,846
2,834	ADMIRAL GROUP PLC	35,119	73,390
5,026	AGGREKO PLC	50,603	51,813
58,936	ANGLO AMERICAN PLC	468,356	1,376,870
12,195	AON PLC	1,218,437	1,711,324
1,891	ASHTEAD GROUP PLC	49,652	51,565
11,482	ASSOCIATED BRITISH FOODS PLC	349,112	401,411
26,375	ASTRAZENECA PLC	983,695	1,814,111
76,752	AVIVA PLC	307,975	534,865
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	49,224
46,467	BAE SYSTEMS PLC	230,164	379,564
509,079	BARCLAYS PLC	1,153,507	1,486,748
16,437	BELLWAY PLC	442,531	704,136
2,391	BERKELEY GROUP HOLDINGS (THE) PLC	71,739	127,258
40,530	BOVIS HOMES GROUP PLC	415,638	648,540
272,121	BP PLC	1,596,033	1,832,325
24,485	BRITISH AMERICAN TOBACCO PLC	979,511	1,421,382
37,587	BRITISH LAND (THE) CO. PLC	252,586	339,032
5,757	BUNZL PLC	59,557	169,334
8,202	BURBERRY GROUP PLC	40,549	195,324
13,580	CNH INDUSTRIAL N.V.	56,886	168,011
36,024	COBHAM PLC(c)	61,838	62,203
1,447	COCA-COLA EUROPEAN PARTNERS PLC	55,218	60,282
405,623	COMPASS GROUP PLC	5,559,054	8,288,575
2,332	CRODA INTERNATIONAL PLC	82,807	149,648
42,476	DFS FURNITURE PLC	192,667	109,636
75,356	DIAGEO PLC	1,092,373	2,549,299
50,421	DIXONS CARPHONE PLC	103,690	132,159
3,792	EASYJET PLC	49,609	85,487
172,360	EXPERIAN PLC	3,039,986	3,723,313
10,222	FIAT CHRYSLER AUTOMOBILES N.V.(c)	17,872	209,755
24,413	FIAT CHRYSLER AUTOMOBILES N.V.(c)	161,492	500,562
30,218	G4S PLC	92,368	105,352
17,333	GKN PLC	51,515	112,696
140,358	GLAXOSMITHKLINE PLC	2,431,599	2,726,869

54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
129,347	GREGGS PLC	$1,419,609	2,231,701
25,875	HAMMERSON PLC	126,745	195,069
264,733	HSBC HOLDINGS PLC	1,799,176	2,474,686
45,732	IMI PLC	652,022	694,142
18,792	IMPERIAL BRANDS PLC	441,174	640,401
12,262	INDIVIOR PLC(c)	11,861	70,182
1,338	INTERCONTINENTAL HOTELS GROUP PLC	52,044	80,231
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	90,834	283,389
63,684	INTU PROPERTIES PLC	169,227	185,724
24,324	ITV PLC	24,019	49,269
31,939	J SAINSBURY PLC	93,794	107,046
106,772	JOHN WOOD GROUP PLC	1,410,442	809,933
2,248	JOHNSON MATTHEY PLC	35,933	96,102
30,414	KINGFISHER PLC	60,107	125,158
26,094	LAND SECURITIES GROUP PLC	262,910	343,557
26,807	LEGAL & GENERAL GROUP PLC	77,151	97,106
5,107	LIVANOVA PLC(c)	291,445	451,969
3,148,859	LLOYDS BANKING GROUP PLC	2,565,914	2,861,371
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	349,401
1,002,356	MAN GROUP PLC	1,808,633	2,417,482
9,044	MARKS & SPENCER GROUP PLC	34,946	34,325
7,217	MEGGITT PLC	16,687	43,777
23,322	NATIONAL GRID PLC	148,569	262,275
2,148	NEXT PLC	36,823	143,560
73,408	OLD MUTUAL PLC	87,200	246,844
34,908	OXFORD INSTRUMENTS PLC	539,512	363,153
7,366	PEARSON PLC	69,206	77,496
46,063	PRUDENTIAL PLC	714,750	1,151,452
12,564	RECKITT BENCKISER GROUP PLC	538,639	1,064,659
37,896	RELX N.V.	361,301	786,191
161,400	RELX PLC	1,753,809	3,320,894
23,247	RIO TINTO LTD.	733,396	1,306,619
38,493	RIO TINTO PLC	1,014,259	1,954,360
31,626	ROLLS-ROYCE HOLDINGS PLC(c)	345,838	387,366
835,414	ROYAL BANK OF SCOTLAND GROUP PLC(c)	3,174,458	3,040,226
20,657	SAGE GROUP (THE) PLC	74,323	185,584
16,135	SEGRO PLC	67,053	136,244
4,954	SEVERN TRENT PLC	76,220	128,317
703,745	SIG PLC	1,511,381	1,337,054
19,613	SKY PLC	145,505	357,102
26,103	SMITH & NEPHEW PLC	251,030	487,967
2,453	SMITHS GROUP PLC	28,519	52,164
2,906	SSE PLC	44,419	52,083
92,045	STANDARD CHARTERED PLC	654,783	921,679
141,530	STANDARD LIFE ABERDEEN PLC	682,843	715,218
1,424	TECHNIPFMC PLC	35,975	41,475
3,334	TECHNIPFMC PLC	82,823	98,186
1,133,858	TESCO PLC	3,932,200	3,276,311
6,022	TRAVIS PERKINS PLC	111,057	104,381
2,073	UBM PLC	10,703	27,295
13,746	UNILEVER N.V. - CVA	465,317	777,040
24,244	UNILEVER PLC	545,189	1,347,159
8,137	UNITED UTILITIES GROUP PLC	56,989	81,758
314,527	VODAFONE GROUP PLC	967,182	861,236
3,762	WEIR GROUP (THE) PLC	43,887	105,440
5,178	WHITBREAD PLC	168,592	269,511
20,383	WM MORRISON SUPERMARKETS PLC	52,509	61,076
23,432	WPP PLC	141,019	372,428
		53,065,936	73,200,733	11.80%
United States:
45,959	ARCH CAPITAL GROUP LTD.(c)	1,891,836	3,933,631
20,110	AXIS CAPITAL HOLDINGS LTD.	1,025,983	1,157,732
4,351	CARNIVAL PLC	131,345	280,361
9,299	SHIRE PLC	267,371	463,548

55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
March 31, 2018 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
3,950	WORLDPAY, INC., CLASS A(c)	$310,561	324,848
		3,627,096	6,160,120	0.99%
	Sub-total Common Stocks:	390,873,234	583,258,892	94.05%
Preferred Stocks:
Brazil:
187,700	ALPARGATAS S.A., 1.30%(f)	600,320	983,571
196,474	TELEFONICA BRASIL S.A. ADR, 2.64%(e)(f)	2,522,202	3,017,840
		3,122,522	4,001,411	0.64%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 5.29%(f)	49,612	142,578
1,217	HENKEL A.G. & CO. KGAA, 1.70%(f)	101,251	160,038
1,443	PORSCHE AUTOMOBIL HOLDING S.E., 2.63%(f)	60,635	119,983
770	VOLKSWAGEN A.G., 2.49%(f)	99,996	153,156
		311,494	575,755	0.09%
South Korea:
1,888	HYUNDAI MOTOR CO. LTD., 4.27%(f)	176,037	164,905
322	SAMSUNG ELECTRONICS CO. LTD., 2.12%(f)	366,307	616,268
		542,344	781,173	0.13%
	Sub-total Preferred Stocks:	3,976,360	5,358,339	0.86%
Rights:
Philippines:
41,785	METROPOLITAN BANK & TRUST CO.(c)	—	8,649
		—	8,649	0.00%
	Sub-total Rights:	—	8,649	0.00%
Investment Companies:
United States:
32,900	ISHARES MSCI EAFE SMALL-CAP ETF	2,202,395	2,144,751
		2,202,395	2,144,751	0.35%
	Sub-total Investment Companies:	2,202,395	2,144,751	0.35%
Short-Term Investments:
27,618,008	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 1.46%(g)	27,618,008	27,618,008
	Sub-total Short-Term Investments:	27,618,008	27,618,008	4.45%
	Grand total	$424,669,997	618,388,639	99.71%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Security has been deemed worthless and is a Level 3 investment.
(c)	Non-income producing assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.74% of net assets as of March 31, 2018.

(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(g)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2017, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $28,399,890 with net sales of $781,882 during the three months ended March 31, 2018.

56	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

March 31, 2018 (unaudited)

At March 31, 2018, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	17.79%
Consumer Staples	9.22
Energy	4.30
Financials	19.38
Health Care	8.90
Industrials	16.20
Information Technology	12.59
Materials	6.18
Real Estate	2.07
Telecommunication Services	2.21
Utilities	1.16
100.00%

At March 31, 2018, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	24.66%
Japanese Yen	17.61
British Pound	12.43
United States Dollar	9.85
Swiss Franc	7.46
Canadian Dollar	5.93
Other currencies	22.06
100.00%

At March 31, 2018, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

	Contract	Contract Amount				Unrealized
Counterparty	Settlement Date	Deliver		Receive		Appreciation/ (Depreciation)
Northern Trust	04/27/2018	USD	1,313,345	JPY	140,444,506	$8,803
Northern Trust	05/11/2018	USD	1,108,380	CNH	7,027,459	9,934
						$18,737
Northern Trust	04/27/2018	JPY	372,503,775	USD	3,440,549	$(66,210)
Northern Trust	05/11/2018	CNH	24,921,886	USD	3,698,542	(267,398)
						$(333,608)
						$(314,871)

57	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

March 31, 2018 (unaudited)

Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

58	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

March 31, 2018 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2018.

In December 2016, FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended June 30, 2017.

	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$6,516,946	$—	$—		$6,516,946
Canada	39,932,282	4,567	—		39,936,849
China	4,180,745	10,078,382	—		14,259,127
India	3,757,704	5,687,885	—		9,445,589
Ireland	12,201,758	1,259,397	—		13,461,155
Israel	372,886	532,977	—		905,863
Italy	123,171	18,556,209	—		18,679,380
Japan	104,001,224	—	—		104,001,224
Netherlands	3,073,630	21,600,245	—		24,673,875
Russia	3,494,481	—	—		3,494,481
South Korea	12,652,199	—	—		12,652,199
Sweden	232,359	18,476,662	—		18,709,021
Switzerland	8,526,316	45,183,503	—		53,709,819
Taiwan	13,427,645	—	—		13,427,645
Turkey	720,479	—	—		720,479
United Kingdom	2,531,518	70,669,215	—		73,200,733
United States	5,416,211	743,909	—		6,160,120
All Other Countries	—	169,304,387	—	*	169,304,387
Preferred Stocks
Germany	—	575,755	—		575,755
All Other Countries	4,782,584	—	—		4,782,584
Rights	—	8,649	—		8,649
Investment Companies	2,144,751	—	—		2,144,751
Short-Term Investments	27,618,008	—	—		27,618,008
Total	$255,706,897	$362,681,742	$—		$618,388,639

* Security has been deemed worthless and is a Level 3 investment.

For the Clearwater International Fund, 100% of the investment value is comprised of equity securities, rights, investment companies and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Shares of open-end investment companies are valued at their daily net asset value. At March 31, 2018, certain equity securities were priced by using other significant observable inputs which resulted in Level 2 classifications. At March 31, 2018, two equity securities were deemed worthless, resulting in a Level 3 classification.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$18,737	$—	$18,737
Liabilities
Forward foreign currency exchange contracts	—	(333,608)	—	(333,608)
Net Other Financial Instruments	$—	$(314,871)	$—	$(314,871)

The forward foreign currency exchange contracts outstanding at March 31, 2018 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.

The Clearwater International Fund records all transfers between levels based on valuations at the end of each reporting period.

59	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

March 31, 2018 (unaudited)

At March 31, 2018, for the Clearwater International Fund, there were no transfers between Level 1 and Level 3 classifications based on levels assigned to the securities on December 31, 2017. At March 31, 2018, transfers occurred from Level 1 to Level 2 classifications for securities which were priced using other significant observable market data as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
Australia	$17,411,154	Other significant observable inputs applied
Austria	254,424	Other significant observable inputs applied
Belgium	9,298,806	Other significant observable inputs applied
Canada	4,567	Other significant observable inputs applied
China	10,078,382	Other significant observable inputs applied
Denmark	12,406,977	Other significant observable inputs applied
Finland	9,525,411	Other significant observable inputs applied
France	36,525,535	Other significant observable inputs applied
Germany	36,314,991	Other significant observable inputs applied
Greece	91,675	Other significant observable inputs applied
Hong Kong	18,921,270	Other significant observable inputs applied
India	4,873,415	Other significant observable inputs applied
Ireland	1,259,397	Other significant observable inputs applied
Israel	532,977	Other significant observable inputs applied
Italy	18,556,209	Other significant observable inputs applied
Mexico	2,801,650	Other significant observable inputs applied
Netherlands	21,600,245	Other significant observable inputs applied
New Zealand	484,756	Other significant observable inputs applied
Norway	3,854,269	Other significant observable inputs applied
Philippines	657,273	Other significant observable inputs applied
Poland	1,582,972	Other significant observable inputs applied
Portugal	418,940	Other significant observable inputs applied
Singapore	2,350,833	Other significant observable inputs applied
Spain	11,587,642	Other significant observable inputs applied
Sweden	17,640,541	Other significant observable inputs applied
Switzerland	45,183,503	Other significant observable inputs applied
United Kingdom	70,669,215	Other significant observable inputs applied
United States	743,909	Other significant observable inputs applied
Preferred Stocks
Germany	575,755	Other significant observable inputs applied
Total	$356,206,693

There were no significant Level 3 valuations for which significant unobservable inputs were developed at March 31, 2018.

60	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

March 31, 2018 (unaudited)

Clearwater International Fund Portfolio Diversification

(as a percentage of net assets)

61	(Continued)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	May 23, 2018

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	May 23, 2018